FT Wilshire 5000 IndexSM Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 96.8%		Shares	Value
Communication Services - 9.6%
Alphabet, Inc. - Class A		27,695	$6,732,655
Alphabet, Inc. - Class C		24,305	5,919,483
AMC Networks, Inc. - Class A (a)		231	1,903
Angi, Inc. (a)		183	2,976
Anterix, Inc. (a)		141	3,027
AST SpaceMobile, Inc. (a)		731	35,877
AT&T, Inc.		34,176	965,130
Atlanta Braves Holdings, Inc. - Class C (a)		231	9,607
Bandwidth, Inc. - Class A (a)		117	1,950
Boston Omaha Corp. - Class A (a)		206	2,694
Bumble, Inc. - Class A (a)		510	3,106
Cable One, Inc.		20	3,541
Cargurus, Inc. (a)		337	12,547
Cars.com, Inc. (a)		215	2,627
Charter Communications, Inc. - Class A (a)		456	125,448
Cinemark Holdings, Inc.		460	12,889
Cogent Communications Holdings, Inc.		234	8,974
Comcast Corp. - Class A		17,796	559,150
DoubleVerify Holdings, Inc. (a)		698	8,362
EchoStar Corp. - Class A (a)		617	47,114
Electronic Arts, Inc.		1,102	222,273
Fox Corp. - Class A		965	60,853
Fox Corp. - Class B		569	32,598
Frontier Communications Parent, Inc. (a)		904	33,764
fuboTV, Inc. (a)(b)		2,033	8,437
GCI Liberty, Inc. - Class A (a)		17	638
GCI Liberty, Inc. - Class C (a)		104	3,876
Globalstar, Inc. (a)		318	11,572
Gogo, Inc. (a)		386	3,316
IAC, Inc. (a)		349	11,890
Ibotta, Inc. - Class A (a)		58	1,615
IDT Corp. - Class B		119	6,225
Integral Ad Science Holding Corp. (a)		103	1,048
Interpublic Group of Cos., Inc.		1,688	47,112
Iridium Communications, Inc.		332	5,797
John Wiley & Sons, Inc. - Class A		200	8,094
Liberty Broadband Corp. - Class A (a)		85	5,383
Liberty Broadband Corp. - Class C (a)		523	33,231
Liberty Global Ltd. - Class A (a)		829	9,500
Liberty Global Ltd. - Class C (a)		925	10,869
Liberty Latin America Ltd. - Class C (a)		634	5,351
Liberty Media Corp.-Liberty Formula One - Class A (a)		111	10,569
Liberty Media Corp.-Liberty Formula One - Class C (a)		1,001	104,554
Liberty Media Corp.-Liberty Live - Class A (a)		95	8,959
Liberty Media Corp.-Liberty Live - Class C (a)		238	23,079
Lionsgate Studios Corp. (a)		784	5,410
Live Nation Entertainment, Inc. (a)		755	123,367
Lumen Technologies, Inc. (a)		4,484	27,442
Madison Square Garden Entertainment Corp. (a)		192	8,686
Madison Square Garden Sports Corp. (a)		93	21,111
Magnite, Inc. (a)		376	8,189
Marcus Corp.		100	1,551
Match Group, Inc.		1,145	40,441
Meta Platforms, Inc. - Class A		10,414	7,647,833
Netflix, Inc. (a)		2,021	2,423,017
New York Times Co. - Class A		782	44,887
News Corp. - Class A		1,749	53,712
News Corp. - Class B		576	19,901
Nexstar Media Group, Inc.		140	27,684
Omnicom Group, Inc.		909	74,111
Paramount Skydance Corp. (b)		2,767	52,352
Pinterest, Inc. - Class A (a)		2,898	93,229
PubMatic, Inc. - Class A (a)		268	2,219
QuinStreet, Inc. (a)		121	1,872
Reddit, Inc. - Class A (a)		534	122,815
ROBLOX Corp. - Class A (a)		2,643	366,108
Roku, Inc. (a)		605	60,579
Rumble, Inc. (a)		768	5,560
Scholastic Corp.		152	4,162
Shenandoah Telecommunications Co.		300	4,026
Shutterstock, Inc.		122	2,544
Sinclair, Inc.		166	2,507
Sirius XM Holdings, Inc.		1,502	34,959
Skillz, Inc. (a)		1,328	10,624
Snap, Inc. - Class A (a)		5,395	41,595
Sphere Entertainment Co. (a)(b)		192	11,927
Stagwell, Inc. (a)		683	3,845
Starz Entertainment Corp. (a)		52	770
Take-Two Interactive Software, Inc. (a)		783	202,296
TEGNA, Inc.		917	18,643
Telephone and Data Systems, Inc.		393	15,421
Thryv Holdings, Inc. (a)		239	2,882
TKO Group Holdings, Inc.		212	42,816
T-Mobile US, Inc.		2,253	539,323
Trade Desk, Inc. - Class A (a)		2,155	105,617
Travelzoo (a)		36	354
TripAdvisor, Inc. (a)		616	10,016
Trump Media & Technology Group Corp. (a)		635	10,427
United States Cellular Corp.		114	5,701
Uniti Group, Inc. (a)		667	4,082
Verizon Communications, Inc.		20,063	881,769
Vimeo, Inc. (a)		1,060	8,215
Walt Disney Co.		8,613	986,189
Warner Bros Discovery, Inc. (a)		10,522	205,495
Warner Music Group Corp. - Class A		618	21,049
Yelp, Inc. (a)		351	10,951
Ziff Davis, Inc. (a)		258	9,830
ZipRecruiter, Inc. - Class A (a)		326	1,376
ZoomInfo Technologies, Inc. (a)		1,580	17,238
			29,578,388

Consumer Discretionary - 10.4%
Abercrombie & Fitch Co. - Class A (a)		248	21,216
Academy Sports & Outdoors, Inc.		357	17,857
Accel Entertainment, Inc. (a)		75	830
Acushnet Holdings Corp.		71	5,573
Adient PLC (a)		490	11,799
ADT, Inc.		1,989	17,324
Adtalem Global Education, Inc. (a)		183	28,264
Advance Auto Parts, Inc.		314	19,280
Airbnb, Inc. - Class A (a)		1,998	242,597
A-Mark Precious Metals, Inc.		160	4,139
Amazon.com, Inc. (a)		45,153	9,914,244
American Axle & Manufacturing Holdings, Inc. (a)		626	3,762
American Eagle Outfitters, Inc.		873	14,937
American Public Education, Inc. (a)		80	3,158
Aramark (b)		1,263	48,499
Arhaus, Inc. (a)		360	3,827
Arko Corp.		521	2,381
Asbury Automotive Group, Inc. (a)		103	25,178
Autoliv, Inc.		346	42,731
AutoNation, Inc. (a)		151	33,034
AutoZone, Inc. (a)		80	343,219
Bath & Body Works, Inc.		930	23,957
Beazer Homes USA, Inc. (a)		200	4,910
Best Buy Co., Inc.		980	74,108
Beyond, Inc. (a)		240	2,350
BJ's Restaurants, Inc. (a)		68	2,076
Bloomin' Brands, Inc.		357	2,560
Booking Holdings, Inc.		156	842,286
Boot Barn Holdings, Inc. (a)		154	25,521
BorgWarner, Inc.		1,062	46,686
Boyd Gaming Corp.		293	25,330
Bright Horizons Family Solutions, Inc. (a)		247	26,817
Brinker International, Inc. (a)		217	27,490
Brunswick Corp.		249	15,747
Buckle, Inc.		161	9,444
Build-A-Bear Workshop, Inc. (b)		207	13,498
Burlington Stores, Inc. (a)		299	76,095
Caesars Entertainment, Inc. (a)		1,039	28,079
Caleres, Inc.		186	2,425
Camping World Holdings, Inc. - Class A		203	3,205
CarMax, Inc. (a)		717	32,172
Carnival Corp. (a)		4,901	141,688
Carter's, Inc.		172	4,854
Carvana Co. (a)		568	214,272
Cava Group, Inc. (a)		467	28,211
Cavco Industries, Inc. (a)		32	18,583
Century Communities, Inc.		128	8,111
Champion Homes, Inc. (a)		304	23,216
Cheesecake Factory, Inc.		194	10,600
Chewy, Inc. - Class A (a)		915	37,012
Chipotle Mexican Grill, Inc. (a)		6,429	251,953
Choice Hotels International, Inc. (b)		107	11,439
Churchill Downs, Inc.		332	32,207
Columbia Sportswear Co.		163	8,525
Coupang, Inc. (a)		5,997	193,103
Coursera, Inc. (a)		645	7,553
Cracker Barrel Old Country Store, Inc. (b)		93	4,098
Crocs, Inc. (a)		270	22,558
Dana, Inc.		771	15,451
Darden Restaurants, Inc.		537	102,223
Dave & Buster's Entertainment, Inc. (a)		222	4,032
Deckers Outdoor Corp. (a)		747	75,723
Denny's Corp. (a)		90	471
Dick's Sporting Goods, Inc.		312	69,333
Dillard's, Inc. - Class A		38	23,350
Dine Brands Global, Inc.		78	1,928
Domino's Pizza, Inc.		162	69,937
DoorDash, Inc. - Class A (a)		1,594	433,552
Dorman Products, Inc. (a)		131	20,420
DR Horton, Inc.		1,304	220,989
DraftKings, Inc. - Class A (a)		2,285	85,459
Dream Finders Homes, Inc. - Class A (a)		193	5,003
Duolingo, Inc. (a)		181	58,253
Dutch Bros, Inc. - Class A (a)		521	27,269
eBay, Inc.		2,196	199,726
Ethan Allen Interiors, Inc.		52	1,532
Etsy, Inc. (a)		466	30,938
Expedia Group, Inc.		568	121,410
Figs, Inc. - Class A (a)		673	4,502
First Watch Restaurant Group, Inc. (a)		195	3,050
Five Below, Inc. (a)		229	35,426
Floor & Decor Holdings, Inc. - Class A (a)		522	38,471
Ford Motor Co.		18,687	223,497
Fox Factory Holding Corp. (a)		225	5,465
Frontdoor, Inc. (a)		358	24,090
GameStop Corp. - Class A (a)(b)		1,424	38,847
Gap, Inc.		1,034	22,117
General Motors Co.		4,724	288,022
Gentex Corp.		1,120	31,696
Gentherm, Inc. (a)		127	4,326
Genuine Parts Co.		650	90,090
G-III Apparel Group Ltd. (a)		165	4,391
Global Business Travel Group I (a)		904	7,304
Golden Entertainment, Inc.		100	2,358
Goodyear Tire & Rubber Co. (a)		978	7,315
Graham Holdings Co. - Class B		12	14,128
Grand Canyon Education, Inc. (a)		139	30,513
Green Brick Partners, Inc. (a)		172	12,704
Group 1 Automotive, Inc.		54	23,626
Guess?, Inc.		138	2,306
H&R Block, Inc.		643	32,517
Hanesbrands, Inc. (a)		1,393	9,180
Harley-Davidson, Inc.		651	18,163
Hasbro, Inc.		576	43,690
Haverty Furniture Cos., Inc.		125	2,741
Helen of Troy Ltd. (a)		127	3,200
Hilton Grand Vacations, Inc. (a)		346	14,466
Hilton Worldwide Holdings, Inc.		1,123	291,351
Home Depot, Inc.		4,733	1,917,764
Hovnanian Enterprises, Inc. - Class A (a)		25	3,212
Hyatt Hotels Corp. - Class A		214	30,373
Installed Building Products, Inc.		125	30,832
Jack in the Box, Inc.		88	1,740
KB Home		375	23,865
Kohl's Corp. (b)		555	8,530
Kontoor Brands, Inc.		268	21,378
Kura Sushi USA, Inc. - Class A (a)		3	178
Las Vegas Sands Corp.		1,754	94,348
Laureate Education, Inc. (a)		494	15,581
La-Z-Boy, Inc.		228	7,825
LCI Industries		109	10,153
Lear Corp.		261	26,259
Leggett & Platt, Inc.		706	6,269
Lennar Corp. - Class A		1,088	137,132
Levi Strauss & Co. - Class A		499	11,627
LGI Homes, Inc. (a)		109	5,636
Life Time Group Holdings, Inc. (a)		332	9,163
Light & Wonder, Inc. (a)		438	36,766
Lithia Motors, Inc.		121	38,236
LKQ Corp.		1,198	36,587
Lowe's Cos., Inc.		2,692	676,527
Lucid Group, Inc. (a)(b)		859	20,436
Lucky Strike Entertainment Corp.		519	5,315
Lululemon Athletica, Inc. (a)		504	89,677
M/I Homes, Inc. (a)		144	20,799
Macy's, Inc.		1,219	21,857
Malibu Boats, Inc. - Class A (a)		86	2,791
MarineMax, Inc. (a)		165	4,179
Marriott International, Inc. - Class A		1,155	300,808
Marriott Vacations Worldwide Corp.		155	10,317
Mattel, Inc. (a)		1,652	27,803
Matthews International Corp. - Class A		100	2,428
McDonald's Corp.		3,405	1,034,745
Meritage Homes Corp.		342	24,771
MGM Resorts International (a)		1,056	36,601
Mister Car Wash, Inc. (a)		341	1,818
Modine Manufacturing Co. (a)		228	32,412
Mohawk Industries, Inc. (a)		266	34,293
Monarch Casino & Resort, Inc.		82	8,679
Monro, Inc.		167	3,001
Murphy USA, Inc.		83	32,226
National Vision Holdings, Inc. (a)		396	11,559
Newell Brands, Inc.		2,053	10,758
NIKE, Inc. - Class B		5,488	382,678
Norwegian Cruise Line Holdings Ltd. (a)		2,074	51,083
NVR, Inc. (a)		14	112,485
ODP Corp. (a)		176	4,902
Ollie's Bargain Outlet Holdings, Inc. (a)		289	37,108
O'Reilly Automotive, Inc. (a)		4,069	438,679
Oxford Industries, Inc.		60	2,432
Papa John's International, Inc.		173	8,330
Patrick Industries, Inc.		184	19,031
Peloton Interactive, Inc. - Class A (a)		1,568	14,112
Penn Entertainment, Inc. (a)		842	16,217
Penske Automotive Group, Inc.		102	17,739
Perdoceo Education Corp.		208	7,833
Phinia, Inc.		219	12,588
Planet Fitness, Inc. - Class A (a)		374	38,821
Polaris, Inc.		291	16,916
Pool Corp.		168	52,092
Portillo's, Inc. - Class A (a)		238	1,535
PulteGroup, Inc.		929	122,749
Pursuit Attractions and Hospitality, Inc. (a)		100	3,618
PVH Corp.		228	19,100
QuantumScape Corp. (a)		2,099	25,860
Ralph Lauren Corp.		172	53,932
RCI Hospitality Holdings, Inc.		72	2,197
RealReal, Inc. (a)		778	8,270
Red Rock Resorts, Inc. - Class A		263	16,059
Revolve Group, Inc. (a)		216	4,601
RH (a)		69	14,018
Rivian Automotive, Inc. - Class A (a)		3,850	56,518
Ross Stores, Inc.		1,541	234,833
Royal Caribbean Cruises Ltd.		1,149	371,793
Rush Street Interactive, Inc. (a)		500	10,240
Sally Beauty Holdings, Inc. (a)		700	11,396
Serve Robotics, Inc. (a)(b)		819	9,525
Service Corp. International		644	53,594
Shake Shack, Inc. - Class A (a)		200	18,722
SharkNinja, Inc. (a)		340	35,071
Shoe Carnival, Inc.		120	2,495
Signet Jewelers Ltd.		218	20,911
Six Flags Entertainment Corp. (a)		189	4,294
Sleep Number Corp. (a)		90	632
Somnigroup International, Inc.		978	82,475
Sonic Automotive, Inc. - Class A		30	2,283
Sonos, Inc. (a)		508	8,026
Standard Motor Products, Inc.		43	1,755
Starbucks Corp.		5,366	453,964
Steven Madden Ltd.		349	11,685
Stoneridge, Inc. (a)		18	137
Strategic Education, Inc.		109	9,375
Stride, Inc. (a)		186	27,703
Sturm Ruger & Co., Inc.		93	4,043
Sweetgreen, Inc. - Class A (a)		430	3,431
Tapestry, Inc.		941	106,540
Taylor Morrison Home Corp. (a)		420	27,724
Tesla, Inc. (a)		13,357	5,940,125
Texas Roadhouse, Inc.		332	55,162
Thor Industries, Inc.		240	24,886
ThredUp, Inc. - Class A (a)		890	8,411
TJX Cos., Inc.		5,319	768,808
Toll Brothers, Inc.		492	67,965
TopBuild Corp. (a)(b)		141	55,111
Topgolf Callaway Brands Corp. (a)		650	6,175
Tractor Supply Co.		2,491	141,663
Travel + Leisure Co.		356	21,178
Tri Pointe Homes, Inc. (a)		522	17,732
Udemy, Inc. (a)		372	2,608
Ulta Beauty, Inc. (a)		213	116,458
Under Armour, Inc. - Class A (a)		706	3,523
Under Armour, Inc. - Class C (a)		595	2,874
United Parks & Resorts, Inc. (a)		216	11,167
Universal Technical Institute, Inc. (a)		300	9,765
Upbound Group, Inc.		194	4,584
Urban Outfitters, Inc. (a)		277	19,786
Vail Resorts, Inc.		152	22,735
Valvoline, Inc. (a)		693	24,886
VF Corp.		1,979	28,557
Victoria's Secret & Co. (a)		336	9,119
Viking Holdings Ltd. (a)		717	44,569
Visteon Corp.		149	17,859
Warby Parker, Inc. - Class A (a)		541	14,921
Wayfair, Inc. - Class A (a)		400	35,732
Wendy's Co.		881	8,070
Whirlpool Corp.		272	21,379
Williams-Sonoma, Inc.		553	108,084
Wingstop, Inc.		142	35,739
Winmark Corp.		20	9,955
Winnebago Industries, Inc.		175	5,852
Wolverine World Wide, Inc.		267	7,326
Wyndham Hotels & Resorts, Inc.		368	29,403
Wynn Resorts Ltd.		384	49,256
XPEL, Inc. (a)		88	2,910
YETI Holdings, Inc. (a)		295	9,788
Yum! Brands, Inc.		1,305	198,360
			31,927,024

Consumer Staples - 4.7%
Albertsons Cos., Inc. - Class A		2,161	37,839
Altria Group, Inc.		8,015	529,471
Andersons, Inc.		195	7,763
Archer-Daniels-Midland Co.		2,332	139,314
B&G Foods, Inc.		250	1,107
BellRing Brands, Inc. (a)		626	22,755
BJ's Wholesale Club Holdings, Inc. (a)		651	60,706
Boston Beer Co., Inc. - Class A (a)		50	10,571
Brown-Forman Corp. - Class A		189	5,086
Brown-Forman Corp. - Class B		1,327	35,935
Bunge Global SA		664	53,950
Calavo Growers, Inc.		158	4,067
Cal-Maine Foods, Inc.		201	18,914
Casey's General Stores, Inc.		172	97,235
Celsius Holdings, Inc. (a)		810	46,567
Central Garden & Pet Co. - Class A (a)		206	6,083
Chefs' Warehouse, Inc. (a)		129	7,525
Church & Dwight Co., Inc.		1,166	102,177
Clorox Co.		570	70,281
Coca-Cola Co.		20,337	1,348,750
Coca-Cola Consolidated, Inc.		230	26,947
Colgate-Palmolive Co.		3,869	309,288
Conagra Brands, Inc.		2,366	43,321
Constellation Brands, Inc. - Class A		679	91,441
Costco Wholesale Corp.		2,108	1,951,228
Coty, Inc. - Class A (a)		1,329	5,369
Darling Ingredients, Inc. (a)		753	23,245
Dole PLC		419	5,631
Dollar General Corp.		1,038	107,277
Dollar Tree, Inc. (a)		1,018	96,069
Edgewell Personal Care Co.		275	5,599
elf Beauty, Inc. (a)		257	34,047
Energizer Holdings, Inc.		355	8,836
Estee Lauder Cos., Inc. - Class A		1,079	95,081
Flowers Foods, Inc.		1,066	13,911
Fresh Del Monte Produce, Inc.		107	3,715
Freshpet, Inc. (a)		222	12,234
General Mills, Inc.		2,612	131,697
Grocery Outlet Holding Corp. (a)		407	6,532
Herbalife Ltd. (a)		328	2,768
Hershey Co.		707	132,244
Hormel Foods Corp.		1,413	34,958
Ingles Markets, Inc. - Class A		56	3,895
Ingredion, Inc.		309	37,732
Interparfums, Inc.		111	10,920
J & J Snack Foods Corp.		84	8,072
J M Smucker Co.		525	57,015
John B Sanfilippo & Son, Inc.		24	1,543
Kellanova		1,390	114,008
Kenvue, Inc.		9,261	150,306
Keurig Dr Pepper, Inc.		5,397	137,677
Kimberly-Clark Corp.		1,581	196,582
Kraft Heinz Co.		5,564	144,887
Kroger Co.		3,385	228,183
Lamb Weston Holdings, Inc.		617	35,835
Maplebear, Inc. (a)		880	32,349
Marzetti Co.		91	15,724
McCormick & Co., Inc.		1,193	79,824
Medifast, Inc. (a)		73	998
MGP Ingredients, Inc.		71	1,717
Mission Produce, Inc. (a)		336	4,039
Molson Coors Beverage Co. - Class B		832	37,648
Mondelez International, Inc. - Class A		6,098	380,942
Monster Beverage Corp. (a)		3,275	220,440
National Beverage Corp. (a)		92	3,397
Nu Skin Enterprises, Inc. - Class A		325	3,962
PepsiCo, Inc.		6,478	909,770
Performance Food Group Co. (a)		692	71,996
Philip Morris International, Inc.		7,383	1,197,523
Pilgrim's Pride Corp.		231	9,406
Post Holdings, Inc. (a)		224	24,076
PriceSmart, Inc.		115	13,937
Primo Brands Corp.		277	6,122
Procter & Gamble Co.		11,140	1,711,661
Reynolds Consumer Products, Inc.		328	8,026
Seaboard Corp.		1	3,647
Simply Good Foods Co. (a)		418	10,375
Spectrum Brands Holdings, Inc.		158	8,300
Sprouts Farmers Market, Inc. (a)		460	50,048
SunOpta, Inc. (a)		148	867
Sysco Corp.		2,276	187,406
Target Corp.		2,173	194,918
The Campbell's Co.		969	30,601
Tootsie Roll Industries, Inc.		26	1,097
TreeHouse Foods, Inc. (a)		298	6,023
Turning Point Brands, Inc.		45	4,449
Tyson Foods, Inc. - Class A		1,297	70,427
United Natural Foods, Inc. (a)		297	11,173
Universal Corp.		109	6,090
US Foods Holding Corp. (a)		1,063	81,447
USANA Health Sciences, Inc. (a)		87	2,397
Utz Brands, Inc.		259	3,147
Vita Coco Co., Inc. (a)		205	8,706
Vital Farms, Inc. (a)		216	8,888
Walmart, Inc.		20,784	2,141,999
WD-40 Co.		72	14,227
Weis Markets, Inc.		68	4,887
			14,458,865

Energy - 3.0%
Antero Midstream Corp.		1,528	29,704
Antero Resources Corp. (a)		1,436	48,192
APA Corp.		1,812	43,995
Archrock, Inc.		633	16,654
Ardmore Shipping Corp.		262	3,110
Atlas Energy Solutions, Inc. (b)		280	3,184
Baker Hughes Co.		4,769	232,346
Bristow Group, Inc. (a)		100	3,608
Cactus, Inc. - Class A		322	12,709
California Resources Corp.		314	16,699
Centrus Energy Corp. - Class A (a)		69	21,395
Cheniere Energy, Inc.		1,043	245,084
Chevron Corp.		9,760	1,515,630
Chord Energy Corp.		256	25,439
Civitas Resources, Inc.		388	12,610
CNX Resources Corp. (a)		617	19,818
Comstock Resources, Inc. (a)		349	6,921
ConocoPhillips		6,060	573,215
Core Laboratories, Inc.		251	3,102
Core Natural Resources, Inc.		276	23,041
Coterra Energy, Inc.		3,507	82,941
Crescent Energy Co. - Class A		900	8,028
CVR Energy, Inc.		161	5,873
Delek US Holdings, Inc.		301	9,713
Devon Energy Corp.		2,934	102,866
Diamondback Energy, Inc.		892	127,645
Dorian LPG Ltd.		219	6,526
DT Midstream, Inc.		511	57,774
EOG Resources, Inc.		2,651	297,230
EQT Corp.		2,776	151,098
Excelerate Energy, Inc. - Class A		203	5,114
Expand Energy Corp.		1,001	106,346
Expro Group Holdings NV (a)		554	6,582
Exxon Mobil Corp.		20,612	2,324,003
Green Plains, Inc. (a)		300	2,637
Gulfport Energy Corp. (a)		95	17,193
Halliburton Co.		4,117	101,278
Helix Energy Solutions Group, Inc. (a)		525	3,444
Helmerich & Payne, Inc.		437	9,653
HF Sinclair Corp.		802	41,977
Innovex International, Inc. (a)		145	2,688
International Seaways, Inc.		208	9,585
Kinder Morgan, Inc.		9,226	261,188
Kinetik Holdings, Inc.		131	5,599
Kodiak Gas Services, Inc.		149	5,509
Liberty Energy, Inc.		843	10,403
Magnolia Oil & Gas Corp. - Class A		901	21,507
Marathon Petroleum Corp.		1,480	285,255
Matador Resources Co.		583	26,194
Murphy Oil Corp.		769	21,847
Nabors Industries Ltd. (a)		48	1,962
National Energy Services Reunited Corp. (a)		2,319	23,793
NextDecade Corp. (a)		760	5,160
Northern Oil & Gas, Inc.		500	12,400
NOV, Inc.		1,571	20,816
Occidental Petroleum Corp.		4,368	206,388
Oceaneering International, Inc. (a)		527	13,059
ONEOK, Inc.		2,975	217,086
Ovintiv, Inc.		1,258	50,798
Par Pacific Holdings, Inc. (a)		350	12,397
Patterson-UTI Energy, Inc.		1,757	9,101
PBF Energy, Inc. - Class A		284	8,568
Peabody Energy Corp.		733	19,439
Permian Resources Corp.		2,815	36,032
Phillips 66		1,927	262,111
ProPetro Holding Corp. (a)		504	2,641
Range Resources Corp.		1,174	44,189
REX American Resources Corp. (a)		228	6,981
RPC, Inc.		625	2,975
Sable Offshore Corp. (a)		309	5,395
Schlumberger NV		7,130	245,058
Select Water Solutions, Inc.		615	6,574
SFL Corp. Ltd.		575	4,330
SM Energy Co.		630	15,731
Solaris Oilfield Infrastructure, Inc. - Class A		218	8,713
Talos Energy, Inc. (a)		634	6,080
Targa Resources Corp.		1,037	173,739
Teekay Corp. Ltd.		486	3,976
Texas Pacific Land Corp.		107	99,899
Tidewater, Inc. (a)		230	12,266
Uranium Energy Corp. (a)		1,873	24,986
Valaris Ltd. (a)		351	17,118
Valero Energy Corp.		1,502	255,731
Viper Energy, Inc. - Class A		713	27,251
Vital Energy, Inc. (a)(b)		85	1,436
Vitesse Energy, Inc.		10	232
Weatherford International PLC		360	24,635
Williams Cos., Inc.		5,825	369,014
World Kinect Corp.		203	5,268
			9,237,480

Financials - 13.6%
1st Source Corp.		103	6,341
Acadian Asset Management, Inc.		244	11,751
Affiliated Managers Group, Inc.		120	28,612
Affirm Holdings, Inc. (a)		1,217	88,938
Aflac, Inc.		2,344	261,825
Allstate Corp.		1,236	265,307
Ally Financial, Inc.		1,504	58,957
Ambac Financial Group, Inc. (a)		148	1,234
Amerant Bancorp, Inc.		194	3,738
American Express Co.		3,344	1,110,743
American Financial Group, Inc.		343	49,982
American International Group, Inc.		2,815	221,090
Ameriprise Financial, Inc.		474	232,853
Ameris Bancorp		300	21,993
AMERISAFE, Inc.		107	4,691
Aon PLC - Class A		987	351,944
Apollo Global Management, Inc.		1,977	263,475
Arch Capital Group Ltd.		1,754	159,140
Ares Management Corp. - Class A		907	145,020
Arthur J Gallagher & Co.		1,188	367,971
Artisan Partners Asset Management, Inc. - Class A		337	14,626
Associated Banc-Corp.		670	17,226
Assurant, Inc.		223	48,302
Assured Guaranty Ltd.		197	16,676
Atlantic Union Bankshares Corp.		590	20,821
Atlanticus Holdings Corp. (a)		33	1,933
AvidXchange Holdings, Inc. (a)		768	7,642
Axis Capital Holdings Ltd.		380	36,404
Axos Financial, Inc. (a)		270	22,856
Baldwin Insurance Group, Inc. - Class A (a)		317	8,943
Banc of California, Inc.		801	13,257
BancFirst Corp.		115	14,542
Bancorp, Inc. (a)		395	29,582
Bank First Corp.		22	2,669
Bank of America Corp.		36,190	1,867,042
Bank of Hawaii Corp.		217	14,244
Bank of New York Mellon Corp.		3,368	366,977
Bank of NT Butterfield & Son Ltd.		250	10,730
Bank OZK		548	27,937
BankUnited, Inc.		414	15,798
Banner Corp.		180	11,790
Berkshire Hathaway, Inc. - Class A (a)		1	754,200
Berkshire Hathaway, Inc. - Class B (a)		6,340	3,187,372
Berkshire Hills Bancorp, Inc.		510	12,092
BGC Group, Inc. - Class A		1,563	14,786
Blackrock, Inc.		686	799,787
Blackstone, Inc.		3,399	580,719
Block, Inc. (a)		2,589	187,107
Blue Owl Capital, Inc. - Class A		3,035	51,383
BOK Financial Corp.		119	13,261
Bowhead Specialty Holdings, Inc. (a)		166	4,489
Bread Financial Holdings, Inc.		186	10,373
Brighthouse Financial, Inc. (a)		294	15,606
Brown & Brown, Inc.		1,125	105,514
Burke & Herbert Financial Services Corp.		44	2,714
Business First Bancshares, Inc.		30	708
Byline Bancorp, Inc.		146	4,049
Cadence Bank		846	31,759
Camden National Corp.		115	4,438
Cannae Holdings, Inc.		369	6,756
Cantaloupe, Inc. (a)		192	2,029
Capital One Financial Corp.		3,001	637,952
Capitol Federal Financial, Inc.		420	2,667
Carlyle Group, Inc.		1,250	78,375
Cass Information Systems, Inc.		101	3,972
Cathay General Bancorp		343	16,467
Cboe Global Markets, Inc.		511	125,323
Central Pacific Financial Corp.		231	7,009
Charles Schwab Corp.		8,132	776,362
Cincinnati Financial Corp.		720	113,832
Citigroup, Inc.		8,957	909,136
Citizens Financial Group, Inc.		2,019	107,330
City Holding Co.		74	9,166
CME Group, Inc.		1,701	459,593
CNO Financial Group, Inc.		421	16,651
Coastal Financial Corp. (a)		80	8,654
Cohen & Steers, Inc.		133	8,726
Coinbase Global, Inc. - Class A (a)		958	323,315
Columbia Banking System, Inc.		1,423	36,628
Columbia Financial, Inc. (a)		232	3,482
Comerica, Inc.		566	38,782
Commerce Bancshares, Inc.		634	37,888
Community Financial System, Inc.		299	17,533
Community Trust Bancorp, Inc.		110	6,155
Compass Diversified Holdings		337	2,231
ConnectOne Bancorp, Inc.		180	4,466
Corebridge Financial, Inc.		1,776	56,921
Corpay, Inc. (a)		317	91,315
Crawford & Co. - Class A		75	803
Credit Acceptance Corp. (a)		26	12,140
Cullen/Frost Bankers, Inc.		304	38,538
Customers Bancorp, Inc. (a)		121	7,910
CVB Financial Corp.		789	14,920
Dave, Inc. (a)		38	7,575
Diamond Hill Investment Group, Inc.		13	1,820
DigitalBridge Group, Inc.		763	8,927
Dime Community Bancshares, Inc.		140	4,176
Donnelley Financial Solutions, Inc. (a)		159	8,177
Eagle Bancorp, Inc.		194	3,923
East West Bancorp, Inc.		687	73,131
Eastern Bankshares, Inc.		964	17,497
Employers Holdings, Inc.		179	7,604
Enact Holdings, Inc.		212	8,128
Encore Capital Group, Inc. (a)		154	6,428
Enova International, Inc. (a)		136	15,652
Enterprise Financial Services Corp.		202	11,712
Equitable Holdings, Inc.		1,501	76,221
Erie Indemnity Co. - Class A		124	39,452
Euronet Worldwide, Inc. (a)		215	18,879
Evercore, Inc. - Class A		179	60,380
Everest Group Ltd.		152	53,235
EZCORP, Inc. - Class A (a)		424	8,073
FactSet Research Systems, Inc.		179	51,282
Farmers National Banc Corp.		315	4,539
FB Financial Corp.		189	10,535
Federal Agricultural Mortgage Corp. - Class C		49	8,231
Federated Hermes, Inc.		1,330	69,067
Fidelity National Financial, Inc.		1,286	77,790
Fidelity National Information Services, Inc.		2,509	165,443
Fifth Third Bancorp		3,108	138,461
First American Financial Corp.		423	27,174
First BanCorp/Puerto Rico		663	14,619
First Bancorp/Southern Pines NC		156	8,251
First Busey Corp.		380	8,791
First Citizens BancShares, Inc. - Class A		47	84,091
First Commonwealth Financial Corp.		429	7,314
First Community Bankshares, Inc.		51	1,775
First Financial Bancorp		510	12,877
First Financial Bankshares, Inc.		730	24,565
First Financial Corp.		100	5,644
First Foundation, Inc. (a)		478	2,662
First Hawaiian, Inc.		541	13,433
First Horizon Corp.		2,508	56,706
First Interstate BancSystem, Inc. - Class A		446	14,214
First Merchants Corp.		303	11,423
First Mid Bancshares, Inc.		165	6,250
FirstCash Holdings, Inc.		171	27,090
Fiserv, Inc. (a)		2,626	338,570
Flagstar Financial, Inc.		1,363	15,743
Flushing Financial Corp.		249	3,439
Flywire Corp. (a)		607	8,219
FNB Corp.		1,461	23,537
Franklin Resources, Inc.		1,434	33,168
Fulton Financial Corp.		889	16,562
Genworth Financial, Inc. - Class A (a)		2,084	18,548
German American Bancorp, Inc.		257	10,092
Glacier Bancorp, Inc.		550	26,768
Global Payments, Inc.		1,211	100,610
Globe Life, Inc.		407	58,189
Goldman Sachs Group, Inc.		1,475	1,174,616
Goosehead Insurance, Inc. - Class A		134	9,972
Green Dot Corp. - Class A (a)		15	201
Hamilton Insurance Group Ltd. - Class B (a)		348	8,630
Hamilton Lane, Inc. - Class A		169	22,780
Hancock Whitney Corp.		401	25,107
Hanmi Financial Corp.		200	4,938
Hanover Insurance Group, Inc.		187	33,965
HarborOne Bancorp, Inc.		359	4,882
Hartford Insurance Group, Inc.		1,350	180,076
HCI Group, Inc.		47	9,021
Heritage Commerce Corp.		466	4,627
Heritage Financial Corp.		184	4,451
Hilltop Holdings, Inc.		306	10,227
Home BancShares, Inc.		950	26,885
HomeStreet, Inc. - Class A (a)		165	2,196
Hope Bancorp, Inc.		702	7,561
Horace Mann Educators Corp.		249	11,247
Horizon Bancorp, Inc.		262	4,195
Houlihan Lokey, Inc.		266	54,615
Huntington Bancshares, Inc.		6,708	115,847
Independent Bank Corp.		244	16,877
Independent Bank Corp.		171	5,297
Interactive Brokers Group, Inc. - Class A		2,000	137,620
Intercontinental Exchange, Inc.		2,706	455,907
International Bancshares Corp.		280	19,250
International Money Express, Inc. (a)		206	2,878
Invesco Ltd.		2,200	50,468
Jack Henry & Associates, Inc.		358	53,317
Jackson Financial, Inc. - Class A		376	38,062
Jefferies Financial Group, Inc.		818	53,514
JPMorgan Chase & Co.		13,258	4,181,971
Kearny Financial Corp.		459	3,016
Kemper Corp.		300	15,465
KeyCorp		5,310	99,244
Kinsale Capital Group, Inc.		109	46,353
KKR & Co., Inc.		3,240	421,038
Lakeland Financial Corp.		98	6,292
Lazard, Inc.		411	21,693
Lemonade, Inc. (a)		302	16,166
LendingClub Corp. (a)		494	7,504
LendingTree, Inc. (a)		63	4,078
Lincoln National Corp.		836	33,716
Live Oak Bancshares, Inc.		223	7,854
Loews Corp.		871	87,440
LPL Financial Holdings, Inc.		361	120,101
M&T Bank Corp.		772	152,563
Markel Group, Inc. (a)		60	114,682
MarketAxess Holdings, Inc.		182	31,713
Marqeta, Inc. - Class A (a)		1,936	10,222
Marsh & McLennan Cos., Inc.		2,326	468,759
Mastercard, Inc. - Class A		3,893	2,214,377
Mercantile Bank Corp.		108	4,860
Merchants Bancorp		103	3,275
Mercury General Corp.		82	6,952
MetLife, Inc.		2,705	222,811
Metropolitan Bank Holding Corp.		75	5,612
MGIC Investment Corp.		1,215	34,470
Midland States Bancorp, Inc.		35	600
Moelis & Co. - Class A		332	23,678
Moody's Corp.		849	404,532
Morgan Stanley		5,872	933,413
Morningstar, Inc.		111	25,753
Mr Cooper Group, Inc.		276	58,178
MSCI, Inc.		359	203,700
Nasdaq, Inc.		1,939	171,505
National Bank Holdings Corp. - Class A		156	6,028
Navient Corp.		669	8,797
NBT Bancorp, Inc.		200	8,352
NCR Atleos Corp. (a)		320	12,579
Nelnet, Inc. - Class A		73	9,153
NerdWallet, Inc. - Class A (a)		275	2,959
Nicolet Bankshares, Inc.		38	5,111
NMI Holdings, Inc. - Class A (a)		394	15,106
Northeast Bank		38	3,806
Northern Trust Corp.		934	125,716
Northfield Bancorp, Inc.		338	3,988
Northwest Bancshares, Inc.		517	6,406
NU Holdings Ltd. - Class A (a)		14,916	238,805
Nuveen Churchill Direct Lending Corp. (b)		198	2,732
OceanFirst Financial Corp.		100	1,757
OFG Bancorp		211	9,176
Old National Bancorp		1,596	35,032
Old Republic International Corp.		1,088	46,207
Old Second Bancorp, Inc.		369	6,378
OneMain Holdings, Inc.		618	34,892
Origin Bancorp, Inc.		124	4,280
Oscar Health, Inc. - Class A (a)		742	14,046
Palomar Holdings, Inc. (a)		121	14,127
Park National Corp.		87	14,140
Pathward Financial, Inc.		106	7,845
Patria Investments Ltd. - Class A		274	4,000
Payoneer Global, Inc. (a)		1,300	7,865
PayPal Holdings, Inc. (a)		4,745	318,200
Peapack-Gladstone Financial Corp.		140	3,864
PennyMac Financial Services, Inc.		250	30,970
Peoples Bancorp, Inc.		167	5,008
Perella Weinberg Partners		238	5,074
Pinnacle Financial Partners, Inc.		368	34,515
Piper Sandler Cos.		85	29,494
PJT Partners, Inc. - Class A		86	15,285
PNC Financial Services Group, Inc.		1,860	373,730
Popular, Inc.		354	44,962
PRA Group, Inc. (a)		117	1,806
Preferred Bank		74	6,689
Primerica, Inc.		171	47,468
Principal Financial Group, Inc.		1,037	85,978
ProAssurance Corp. (a)		230	5,518
PROG Holdings, Inc.		248	8,025
Progressive Corp.		2,782	687,015
Prosperity Bancshares, Inc.		470	31,185
Provident Financial Services, Inc.		449	8,657
Prudential Financial, Inc.		1,647	170,860
QCR Holdings, Inc.		47	3,555
Radian Group, Inc.		745	26,984
Raymond James Financial, Inc.		882	152,233
Regions Financial Corp.		4,171	109,989
Reinsurance Group of America, Inc.		294	56,486
Remitly Global, Inc. (a)		643	10,481
RenaissanceRe Holdings Ltd.		230	58,404
Renasant Corp.		392	14,461
Repay Holdings Corp. (a)		388	2,029
RLI Corp.		390	25,436
Robinhood Markets, Inc. - Class A (a)		3,534	505,998
Root, Inc./OH (a)		49	4,386
Ryan Specialty Holdings, Inc.		502	28,293
S&P Global, Inc.		1,466	713,517
S&T Bancorp, Inc.		187	7,029
Safety Insurance Group, Inc.		96	6,786
Seacoast Banking Corp. of Florida		500	15,215
SEI Investments Co.		431	36,570
Selective Insurance Group, Inc.		300	24,321
ServisFirst Bancshares, Inc.		248	19,971
Sezzle, Inc. (a)		57	4,533
Shift4 Payments, Inc. - Class A (a)(b)		339	26,239
Simmons First National Corp. - Class A		687	13,170
SiriusPoint Ltd. (a)		408	7,381
Skyward Specialty Insurance Group, Inc. (a)		210	9,988
SLM Corp.		1,100	30,448
SoFi Technologies, Inc. (a)		5,151	136,089
Southside Bancshares, Inc.		171	4,831
SOUTHSTATE BANK CORP		489	48,347
State Street Corp.		1,362	158,006
Stellar Bancorp, Inc.		125	3,793
StepStone Group, Inc. - Class A		321	20,965
Stewart Information Services Corp.		107	7,845
Stifel Financial Corp.		445	50,494
Stock Yards Bancorp, Inc.		90	6,299
StoneX Group, Inc. (a)		211	21,294
Synchrony Financial		1,801	127,961
Synovus Financial Corp.		727	35,681
T Rowe Price Group, Inc.		1,027	105,411
Texas Capital Bancshares, Inc. (a)		203	17,160
TFS Financial Corp.		156	2,055
Toast, Inc. - Class A (a)		2,164	79,008
Tompkins Financial Corp.		39	2,582
Towne Bank		374	12,929
TPG, Inc.		602	34,585
Tradeweb Markets, Inc. - Class A		577	64,035
Travelers Cos., Inc.		1,087	303,512
TriCo Bancshares		215	9,548
Triumph Financial, Inc. (a)		132	6,605
Truist Financial Corp.		6,176	282,367
Trupanion, Inc. (a)		112	4,847
TrustCo Bank Corp. NY		153	5,554
Trustmark Corp.		270	10,692
UMB Financial Corp.		347	41,067
United Bankshares, Inc.		707	26,307
United Community Banks, Inc.		615	19,280
United Fire Group, Inc.		166	5,050
Univest Financial Corp.		201	6,034
Unum Group		824	64,091
Upstart Holdings, Inc. (a)		371	18,847
US Bancorp		7,466	360,832
UWM Holdings Corp.		603	3,672
Valley National Bancorp		2,390	25,334
Veritex Holdings, Inc.		320	10,730
Victory Capital Holdings, Inc. - Class A		193	12,499
Virtu Financial, Inc. - Class A		350	12,425
Virtus Investment Partners, Inc.		38	7,221
Visa, Inc. - Class A		8,173	2,790,099
Voya Financial, Inc.		464	34,707
W R Berkley Corp.		1,415	108,417
WaFd, Inc.		460	13,933
Walker & Dunlop, Inc.		152	12,710
Washington Trust Bancorp, Inc.		100	2,890
Webster Financial Corp.		777	46,185
Wells Fargo & Co.		15,624	1,309,604
WesBanco, Inc.		443	14,145
Westamerica BanCorp		176	8,798
Western Alliance Bancorp		491	42,580
Western Union Co. (b)		1,755	14,022
WEX, Inc. (a)		168	26,465
White Mountains Insurance Group Ltd.		12	20,058
Wintrust Financial Corp.		319	42,248
WisdomTree, Inc. (b)		353	4,907
World Acceptance Corp. (a)		17	2,875
WSFS Financial Corp.		274	14,777
Zions Bancorp NA		746	42,209
			41,843,465

Health Care - 9.3%
10X Genomics, Inc. - Class A (a)		700	8,183
89bio, Inc. (a)		1,961	28,827
Abbott Laboratories		8,192	1,097,236
AbbVie, Inc.		8,375	1,939,147
Acadia Healthcare Co., Inc. (a)		477	11,811
ACADIA Pharmaceuticals, Inc. (a)		903	19,270
AdaptHealth Corp. (a)		397	3,553
Adaptive Biotechnologies Corp. (a)		930	13,913
Addus HomeCare Corp. (a)		70	8,259
ADMA Biologics, Inc. (a)		1,139	16,698
Agilent Technologies, Inc.		1,345	172,631
Agios Pharmaceuticals, Inc. (a)		300	12,042
Akero Therapeutics, Inc. (a)		269	12,772
Align Technology, Inc. (a)		344	43,076
Alignment Healthcare, Inc. (a)		664	11,587
Alkermes PLC (a)		655	19,650
Alnylam Pharmaceuticals, Inc. (a)		586	267,216
Alphatec Holdings, Inc. (a)		518	7,532
Amgen, Inc.		2,559	722,150
Amicus Therapeutics, Inc. (a)		1,252	9,866
AMN Healthcare Services, Inc. (a)		188	3,640
Amneal Pharmaceuticals, Inc. (a)		772	7,728
Amphastar Pharmaceuticals, Inc. (a)		217	5,783
AnaptysBio, Inc. (a)		182	5,573
Anavex Life Sciences Corp. (a)(b)		627	5,580
AngioDynamics, Inc. (a)		231	2,580
ANI Pharmaceuticals, Inc. (a)		90	8,244
Anika Therapeutics, Inc. (a)		100	940
Apellis Pharmaceuticals, Inc. (a)		490	11,089
Apogee Therapeutics, Inc. (a)		261	10,370
Arcellx, Inc. (a)		176	14,450
Arcturus Therapeutics Holdings, Inc. (a)		257	4,736
Arcus Biosciences, Inc. (a)		347	4,719
Arcutis Biotherapeutics, Inc. (a)		702	13,233
Ardelyx, Inc. (a)		927	5,108
Arrowhead Pharmaceuticals, Inc. (a)		563	19,418
ARS Pharmaceuticals, Inc. (a)		147	1,477
Artivion, Inc. (a)		115	4,869
Arvinas, Inc. (a)		300	2,556
Astrana Health, Inc. (a)		202	5,727
Astria Therapeutics, Inc. (a)		80	582
AtriCure, Inc. (a)		208	7,332
Avanos Medical, Inc. (a)		297	3,433
Avantor, Inc. (a)		3,375	42,120
Avidity Biosciences, Inc. (a)		600	26,142
Axogen, Inc. (a)		391	6,975
Axsome Therapeutics, Inc. (a)		169	20,525
Azenta, Inc. (a)		282	8,099
Baxter International, Inc.		2,375	54,079
Beam Therapeutics, Inc. (a)		449	10,897
Becton Dickinson & Co.		1,383	258,856
BioCryst Pharmaceuticals, Inc. (a)		1,160	8,804
Biogen, Inc. (a)		722	101,138
Biohaven Ltd. (a)		379	5,689
BioLife Solutions, Inc. (a)		211	5,383
BioMarin Pharmaceutical, Inc. (a)		898	48,636
Bio-Rad Laboratories, Inc. - Class A (a)		97	27,198
Bio-Techne Corp.		765	42,557
Boston Scientific Corp. (a)		6,987	682,141
Bridgebio Pharma, Inc. (a)		683	35,475
BrightSpring Health Services, Inc. (a)		302	8,927
Bristol-Myers Squibb Co.		9,665	435,891
Brookdale Senior Living, Inc. (a)		621	5,260
Bruker Corp.		542	17,610
Cardinal Health, Inc.		1,147	180,033
CareDx, Inc. (a)		240	3,490
Castle Biosciences, Inc. (a)		171	3,894
Catalyst Pharmaceuticals, Inc. (a)		507	9,988
Celcuity, Inc. (a)		235	11,609
Celldex Therapeutics, Inc. (a)		262	6,778
Cencora, Inc.		862	269,401
Centene Corp. (a)		2,398	85,561
Certara, Inc. (a)		668	8,163
CG oncology, Inc. (a)		159	6,405
Charles River Laboratories International, Inc. (a)		250	39,115
Chemed Corp.		75	33,580
Cigna Group		1,272	366,654
Cincor Pharmaceuticals, Inc. (a)(c)		146	0
Cogent Biosciences, Inc. (a)		343	4,925
Collegium Pharmaceutical, Inc. (a)		187	6,543
Concentra Group Holdings Parent, Inc.		633	13,249
Concert Pharmaceuticals, Inc. (a)(c)		9,764	0
CONMED Corp.		169	7,948
Cooper Cos., Inc. (a)		917	62,870
Corcept Therapeutics, Inc. (a)		430	35,737
CorMedix, Inc. (a)		581	6,757
CorVel Corp. (a)		123	9,523
Crinetics Pharmaceuticals, Inc. (a)		450	18,742
Cross Country Healthcare, Inc. (a)		193	2,741
CryoPort, Inc. (a)		420	3,982
Cullinan Therapeutics, Inc. (a)		281	1,666
CVS Health Corp.		5,967	449,852
Cytokinetics, Inc. (a)		566	31,107
Danaher Corp.		3,261	646,526
DaVita, Inc. (a)		383	50,889
Day One Biopharmaceuticals, Inc. (a)		242	1,706
Denali Therapeutics, Inc. (a)		627	9,104
DENTSPLY SIRONA, Inc.		1,122	14,238
Dexcom, Inc. (a)		1,865	125,496
Disc Medicine, Inc. (a)		100	6,608
Doximity, Inc. - Class A (a)		631	46,158
Dynavax Technologies Corp. (a)		612	6,077
Dyne Therapeutics, Inc. (a)		322	4,073
Edgewise Therapeutics, Inc. (a)		230	3,731
Edwards Lifesciences Corp. (a)		2,746	213,556
Elanco Animal Health, Inc. (a)		2,143	43,160
Elevance Health, Inc.		1,071	346,062
Eli Lilly & Co.		4,045	3,086,335
Embecta Corp.		345	4,868
Enanta Pharmaceuticals, Inc. (a)		103	1,233
Encompass Health Corp.		494	62,748
Enhabit, Inc. (a)		236	1,890
Enovis Corp. (a)		346	10,498
Ensign Group, Inc.		264	45,611
Envista Holdings Corp. (a)		798	16,255
Evolent Health, Inc. - Class A (a)		492	4,162
Evolus, Inc. (a)		316	1,940
Exact Sciences Corp. (a)		924	50,552
Exelixis, Inc. (a)		1,330	54,929
EyePoint Pharmaceuticals, Inc. (a)		148	2,108
Fortrea Holdings, Inc. (a)		469	3,949
Fulcrum Therapeutics, Inc. (a)		295	2,714
Fulgent Genetics, Inc. (a)		178	4,023
GE HealthCare Technologies, Inc.		2,157	161,991
GeneDx Holdings Corp. (a)		95	10,235
Gilead Sciences, Inc.		5,899	654,789
Glaukos Corp. (a)		251	20,469
Globus Medical, Inc. - Class A (a)		579	33,159
GRAIL, Inc. (a)		135	7,983
Guardant Health, Inc. (a)		570	35,614
Haemonetics Corp. (a)		250	12,185
Halozyme Therapeutics, Inc. (a)		605	44,371
Harmony Biosciences Holdings, Inc. (a)		168	4,630
Harrow, Inc. (a)		170	8,191
HCA Healthcare, Inc.		849	361,844
HealthEquity, Inc. (a)		430	40,751
HealthStream, Inc.		210	5,930
Henry Schein, Inc. (a)		633	42,012
Hims & Hers Health, Inc. (a)(b)		881	49,970
Hologic, Inc. (a)		1,052	70,999
Humana, Inc.		580	150,899
ICU Medical, Inc. (a)		100	11,996
Ideaya Biosciences, Inc. (a)		260	7,075
IDEXX Laboratories, Inc. (a)		381	243,417
Illumina, Inc. (a)		757	71,892
Immunome, Inc. (a)		251	2,939
Immunovant, Inc. (a)		304	4,900
Incyte Corp. (a)		893	75,735
InfuSystem Holdings, Inc. (a)		753	7,801
Inhibrx Biosciences, Inc. (a)		38	1,280
Innoviva, Inc. (a)		242	4,416
Inogen, Inc. (a)		213	1,740
Insmed, Inc. (a)		852	122,697
Inspire Medical Systems, Inc. (a)		141	10,462
Insulet Corp. (a)		322	99,411
Integer Holdings Corp. (a)		148	15,293
Integra LifeSciences Holdings Corp. (a)		378	5,417
Intellia Therapeutics, Inc. (a)		617	10,656
Intuitive Surgical, Inc. (a)		1,690	755,819
Ionis Pharmaceuticals, Inc. (a)		700	45,794
IQVIA Holdings, Inc. (a)		849	161,259
iRhythm Technologies, Inc. (a)		166	28,550
Janux Therapeutics, Inc. (a)		167	4,081
Jazz Pharmaceuticals PLC (a)		258	34,004
Johnson & Johnson		11,443	2,121,761
Keros Therapeutics, Inc. (a)		124	1,962
Kiniksa Pharmaceuticals International PLC (a)		106	4,116
Krystal Biotech, Inc. (a)		108	19,065
Kura Oncology, Inc. (a)		403	3,567
Kymera Therapeutics, Inc. (a)		271	15,339
Labcorp Holdings, Inc.		389	111,666
Lantheus Holdings, Inc. (a)		358	18,362
Legend Biotech Corp. - ADR (a)		3,072	100,178
LeMaitre Vascular, Inc.		104	9,101
LENZ Therapeutics, Inc. (a)		209	9,735
LifeStance Health Group, Inc. (a)		653	3,591
Ligand Pharmaceuticals, Inc. (a)		50	8,857
Liquidia Corp. (a)		450	10,233
Madrigal Pharmaceuticals, Inc. (a)		97	44,490
MannKind Corp. (a)		982	5,273
Masimo Corp. (a)		220	32,461
McKesson Corp.		601	464,297
Medpace Holdings, Inc. (a)		112	57,586
Medtronic PLC		6,116	582,488
Merck & Co., Inc.		12,026	1,009,342
Merit Medical Systems, Inc. (a)		298	24,803
Mesa Laboratories, Inc.		34	2,278
Mettler-Toledo International, Inc. (a)		96	117,851
MiMedx Group, Inc. (a)		749	5,228
Mind Medicine MindMed, Inc. (a)		1,230	14,502
Mineralys Therapeutics, Inc. (a)		226	8,570
Mirum Pharmaceuticals, Inc. (a)		146	10,703
Moderna, Inc. (a)		1,664	42,981
Molina Healthcare, Inc. (a)		273	52,241
Monte Rosa Therapeutics, Inc. (a)		740	5,483
Myriad Genetics, Inc. (a)		450	3,253
Natera, Inc. (a)		625	100,606
National HealthCare Corp.		67	8,141
National Research Corp.		128	1,636
Neogen Corp. (a)		1,159	6,618
NeoGenomics, Inc. (a)		690	5,327
Neurocrine Biosciences, Inc. (a)		480	67,382
Novavax, Inc. (a)		757	6,563
Nurix Therapeutics, Inc. (a)		394	3,641
Nuvalent, Inc. - Class A (a)		204	17,642
Ocular Therapeutix, Inc. (a)		426	4,980
Olema Pharmaceuticals, Inc. (a)		354	3,466
OmniAb, Inc. (a)(c)		42	0
OmniAb, Inc. (a)(c)		42	0
Omnicell, Inc. (a)		252	7,673
Option Care Health, Inc. (a)		718	19,932
Organon & Co.		1,281	13,681
Orthofix Medical, Inc. (a)		298	4,363
OrthoPediatrics Corp. (a)		105	1,946
Owens & Minor, Inc. (a)		312	1,498
Pacira BioSciences, Inc. (a)		279	7,190
Pediatrix Medical Group, Inc. (a)		600	10,050
Pennant Group, Inc. (a)		150	3,783
Penumbra, Inc. (a)		184	46,611
Perrigo Co. PLC		698	15,544
Pfizer, Inc.		26,913	685,743
Phibro Animal Health Corp. - Class A		190	7,687
Phreesia, Inc. (a)		360	8,467
Praxis Precision Medicines, Inc. (a)		134	7,102
Premier, Inc. - Class A		304	8,451
Prestige Consumer Healthcare, Inc. (a)		271	16,910
Privia Health Group, Inc. (a)		611	15,214
PROCEPT BioRobotics Corp. (a)		284	10,136
Progyny, Inc. (a)		390	8,393
Protagonist Therapeutics, Inc. (a)		308	20,460
Prothena Corp. PLC (a)		257	2,508
PTC Therapeutics, Inc. (a)		372	22,830
Quanterix Corp. (a)		228	1,238
Quest Diagnostics, Inc.		507	96,624
QuidelOrtho Corp. (a)		264	7,775
RadNet, Inc. (a)		365	27,817
Recursion Pharmaceuticals, Inc. - Class A (a)(b)		1,236	6,032
Regeneron Pharmaceuticals, Inc.		504	283,384
REGENXBIO, Inc. (a)		218	2,104
Repligen Corp. (a)		267	35,690
ResMed, Inc.		691	189,147
Revolution Medicines, Inc. (a)		747	34,885
Revvity, Inc.		562	49,259
Rhythm Pharmaceuticals, Inc. (a)		279	28,176
Royalty Pharma PLC - Class A		1,718	60,611
RxSight, Inc. (a)		228	2,050
Sanofi SA (a)(c)		155	0
Sarepta Therapeutics, Inc. (a)		463	8,922
Scholar Rock Holding Corp. (a)		328	12,215
Schrodinger, Inc. (a)		309	6,199
Select Medical Holdings Corp.		415	5,329
SI-BONE, Inc. (a)		281	4,136
Simulations Plus, Inc. (a)		97	1,462
Soleno Therapeutics, Inc. (a)		173	11,695
Solventum Corp. (a)		699	51,027
Sotera Health Co. (a)		601	9,454
Spyre Therapeutics, Inc. (a)(b)		352	5,900
STAAR Surgical Co. (a)		280	7,524
STERIS PLC		480	118,771
Stoke Therapeutics, Inc. (a)		1,208	28,388
Structure Therapeutics, Inc. - ADR (a)		183	5,124
Stryker Corp.		1,700	628,439
Summit Therapeutics, Inc. (a)		514	10,619
Supernus Pharmaceuticals, Inc. (a)		275	13,142
Surgery Partners, Inc. (a)		422	9,132
Surmodics, Inc. (a)		134	4,005
Syndax Pharmaceuticals, Inc. (a)		387	5,954
Tandem Diabetes Care, Inc. (a)		348	4,225
Tarsus Pharmaceuticals, Inc. (a)		201	11,945
Teladoc Health, Inc. (a)		839	6,485
Teleflex, Inc.		234	28,632
Tempus AI, Inc. (a)		331	26,715
Tenet Healthcare Corp. (a)		461	93,601
TG Therapeutics, Inc. (a)		745	26,913
Thermo Fisher Scientific, Inc.		1,797	871,581
Tonix Pharmaceuticals Holding Corp. (a)		76	1,836
Tourmaline Bio, Inc. (a)		121	5,787
TransMedics Group, Inc. (a)		156	17,503
Travere Therapeutics, Inc. (a)		326	7,791
Treace Medical Concepts, Inc. (a)		218	1,463
TruBridge, Inc. (a)		100	2,017
Twist Bioscience Corp. (a)		376	10,581
UFP Technologies, Inc. (a)		46	9,182
Ultragenyx Pharmaceutical, Inc. (a)		353	10,618
United Therapeutics Corp. (a)		204	85,519
UnitedHealth Group, Inc.		4,349	1,501,710
Universal Health Services, Inc. - Class B		257	52,541
US Physical Therapy, Inc.		93	7,900
Vanda Pharmaceuticals, Inc. (a)		481	2,400
Varex Imaging Corp. (a)		282	3,497
Vaxcyte, Inc. (a)		665	23,953
Veeva Systems, Inc. - Class A (a)		699	208,239
Vera Therapeutics, Inc. (a)		198	5,754
Veracyte, Inc. (a)		440	15,105
Vericel Corp. (a)		230	7,238
Vertex Pharmaceuticals, Inc. (a)		1,214	475,451
Viatris, Inc.		5,852	57,935
Viking Therapeutics, Inc. (a)		461	12,115
Vir Biotechnology, Inc. (a)		580	3,312
Viridian Therapeutics, Inc. (a)		1,174	25,335
Waters Corp. (a)		283	84,846
Waystar Holding Corp. (a)		553	20,970
West Pharmaceutical Services, Inc.		332	87,094
Xencor, Inc. (a)		269	3,155
Xeris Biopharma Holdings, Inc. (a)		791	6,439
Zimmer Biomet Holdings, Inc.		945	93,082
Zimvie, Inc. (a)		127	2,405
Zoetis, Inc.		2,141	313,271
Zymeworks, Inc. (a)		387	6,610
			28,529,673

Industrials - 9.5%
3M Co.		2,603	403,934
A O Smith Corp.		532	39,054
AAON, Inc.		321	29,994
AAR Corp. (a)		187	16,768
ABM Industries, Inc.		247	11,392
ACCO Brands Corp.		825	3,292
Acuity, Inc.		157	54,069
Acuren Corp. (a)		322	4,286
ACV Auctions, Inc. - Class A (a)		684	6,778
Advanced Drainage Systems, Inc.		355	49,238
Aebi Schmidt Holding AG		78	973
AECOM		632	82,457
AeroVironment, Inc. (a)		81	25,506
AGCO Corp.		299	32,014
Air Lease Corp.		501	31,889
Alamo Group, Inc.		63	12,027
Alaska Air Group, Inc. (a)		596	29,669
Albany International Corp. - Class A		165	8,794
Alight, Inc. - Class A		2,158	7,035
Allegiant Travel Co. (a)		73	4,436
Allegion PLC		404	71,649
Allison Transmission Holdings, Inc.		402	34,122
Amentum Holdings, Inc. (a)		893	21,387
Ameresco, Inc. - Class A (a)		181	6,078
American Airlines Group, Inc. (a)		3,039	34,158
American Superconductor Corp. (a)		181	10,750
American Woodmark Corp. (a)		101	6,743
AMETEK, Inc.		1,078	202,664
Amprius Technologies, Inc. (a)		631	6,638
API Group Corp. (a)		1,741	59,838
Apogee Enterprises, Inc.		118	5,141
Applied Industrial Technologies, Inc.		175	45,684
ArcBest Corp.		109	7,616
Archer Aviation, Inc. - Class A (a)		1,807	17,311
Arcosa, Inc.		200	18,742
Argan, Inc.		73	19,714
Armstrong World Industries, Inc.		217	42,534
Array Technologies, Inc. (a)		750	6,112
Astec Industries, Inc.		92	4,428
Astronics Corp. (a)		52	2,372
ATI, Inc. (a)		703	57,182
Atkore, Inc.		202	12,673
Atmus Filtration Technologies, Inc.		330	14,880
Automatic Data Processing, Inc.		1,910	560,585
Avis Budget Group, Inc. (a)		148	23,765
Axon Enterprise, Inc. (a)		344	246,868
AZZ, Inc.		130	14,187
Barrett Business Services, Inc.		96	4,255
Bloom Energy Corp. - Class A (a)		872	73,745
Blue Bird Corp. (a)		138	7,942
Boeing Co. (a)		3,551	766,412
Boise Cascade Co.		148	11,443
Booz Allen Hamilton Holding Corp.		621	62,069
Brady Corp. - Class A		166	12,953
BrightView Holdings, Inc. (a)		204	2,734
Brink's Co.		213	24,891
Broadridge Financial Solutions, Inc.		558	132,899
Builders FirstSource, Inc. (a)		551	66,809
BWX Technologies, Inc.		439	80,938
CACI International, Inc. - Class A (a)		111	55,365
Cadre Holdings, Inc.		61	2,227
Carlisle Cos., Inc.		218	71,713
Carrier Global Corp.		3,840	229,248
Casella Waste Systems, Inc. - Class A (a)		276	26,187
Caterpillar, Inc.		2,278	1,086,948
CBIZ, Inc. (a)		220	11,651
CECO Environmental Corp. (a)		217	11,110
CH Robinson Worldwide, Inc.		581	76,924
Chart Industries, Inc. (a)		200	40,030
Cimpress PLC (a)		90	5,674
Cintas Corp.		1,560	320,206
Clean Harbors, Inc. (a)		252	58,519
Columbus McKinnon Corp.		101	1,448
Comfort Systems USA, Inc.		169	139,455
Concentrix Corp.		159	7,338
Construction Partners, Inc. - Class A (a)		212	26,924
Copart, Inc. (a)		4,134	185,906
Core & Main, Inc. - Class A (a)		848	45,648
CRA International, Inc.		15	3,128
Crane Co.		280	51,559
CSG Systems International, Inc.		167	10,751
CSW Industrials, Inc.		73	17,721
CSX Corp.		9,064	321,863
Cummins, Inc.		650	274,540
Curtiss-Wright Corp.		186	100,987
Dayforce, Inc. (a)		780	53,734
Deere & Co. (b)		1,196	546,883
Delta Air Lines, Inc.		3,119	177,003
Deluxe Corp.		200	3,872
DNOW, Inc. (a)		649	9,897
Donaldson Co., Inc.		592	48,455
Douglas Dynamics, Inc.		169	5,283
Dover Corp.		660	110,108
Driven Brands Holdings, Inc. (a)		420	6,766
Ducommun, Inc. (a)		100	9,613
DXP Enterprises, Inc. (a)		30	3,572
Dycom Industries, Inc. (a)		124	36,178
Eaton Corp. PLC		1,857	694,982
EMCOR Group, Inc.		210	136,403
Emerson Electric Co.		2,681	351,694
Energy Recovery, Inc. (a)		281	4,333
Enerpac Tool Group Corp.		290	11,890
EnerSys		202	22,818
Ennis, Inc.		50	914
Enovix Corp. (a)		914	9,113
Enpro, Inc.		84	18,984
Enviri Corp. (a)		620	7,868
Eos Energy Enterprises, Inc. (a)(b)		1,317	15,001
Equifax, Inc.		534	136,987
Esab Corp.		280	31,287
ESCO Technologies, Inc.		136	28,711
Everus Construction Group, Inc. (a)		225	19,294
ExlService Holdings, Inc. (a)		721	31,746
Expeditors International of Washington, Inc. (b)		674	82,626
Exponent, Inc.		255	17,717
Fastenal Co.		5,438	266,680
Federal Signal Corp.		261	31,056
FedEx Corp.		1,055	248,780
Ferguson Enterprises, Inc.		935	209,982
First Advantage Corp. (a)		366	5,633
Flowserve Corp.		584	31,034
Fluence Energy, Inc. (a)		667	7,204
Fluor Corp. (a)		855	35,970
Fortive Corp.		1,603	78,531
Fortune Brands Innovations, Inc.		636	33,956
Forward Air Corp. (a)		152	3,897
Franklin Covey Co. (a)		104	2,019
Franklin Electric Co., Inc.		206	19,611
FTAI Aviation Ltd.		495	82,596
FTAI Infrastructure, Inc.		259	1,129
FTI Consulting, Inc. (a)		180	29,097
Gates Industrial Corp. PLC (a)		1,190	29,536
GATX Corp.		168	29,366
GE Vernova, Inc.		1,314	807,979
Genco Shipping & Trading Ltd.		206	3,667
Generac Holdings, Inc. (a)		272	45,533
General Dynamics Corp.		1,269	432,729
General Electric Co.		5,100	1,534,182
Genpact Ltd.		713	29,868
Gibraltar Industries, Inc. (a)		138	8,666
Global Industrial Co.		10	367
Gorman-Rupp Co.		58	2,692
Graco, Inc.		784	66,609
Granite Construction, Inc.		205	22,478
Great Lakes Dredge & Dock Corp. (a)		748	8,968
Greenbrier Cos., Inc.		109	5,033
Griffon Corp.		156	11,879
GXO Logistics, Inc. (a)		623	32,950
Hayward Holdings, Inc. (a)		1,094	16,541
Healthcare Services Group, Inc. (a)		375	6,311
Heartland Express, Inc.		340	2,849
HEICO Corp.		206	66,501
HEICO Corp. - Class A		366	92,997
Heidrick & Struggles International, Inc.		39	1,941
Helios Technologies, Inc.		150	7,819
Herc Holdings, Inc.		164	19,133
Hertz Global Holdings, Inc. (a)(b)		1,622	11,030
Hexcel Corp.		439	27,525
Hillenbrand, Inc.		325	8,788
Hillman Solutions Corp. (a)		977	8,969
HNI Corp.		274	12,837
Honeywell International, Inc.		3,092	650,866
Howmet Aerospace, Inc.		1,894	371,660
Hub Group, Inc. - Class A		286	9,850
Hubbell, Inc.		256	110,159
Huntington Ingalls Industries, Inc.		174	50,096
Huron Consulting Group, Inc. (a)		65	9,540
Hyster-Yale, Inc.		62	2,285
ICF International, Inc.		97	9,002
IDEX Corp.		379	61,686
IES Holdings, Inc. (a)		98	38,970
Illinois Tool Works, Inc.		1,399	364,803
Ingersoll Rand, Inc.		1,869	154,417
Innodata, Inc. (a)(b)		175	13,487
Insperity, Inc.		190	9,348
Insteel Industries, Inc.		55	2,109
Interface, Inc.		189	5,470
Intuitive Machines, Inc. (a)		343	3,608
ITT, Inc.		405	72,398
Jacobs Solutions, Inc.		589	88,268
Janus International Group, Inc. (a)		533	5,261
JB Hunt Transport Services, Inc.		367	49,240
JBT Marel Corp.		213	29,916
JELD-WEN Holding, Inc. (a)		322	1,581
JetBlue Airways Corp. (a)		1,750	8,610
Joby Aviation, Inc. (a)		1,971	31,812
Johnson Controls International PLC		3,118	342,824
Kadant, Inc.		54	16,069
KBR, Inc.		652	30,833
Kelly Services, Inc. - Class A		233	3,057
Kennametal, Inc.		304	6,363
Kforce, Inc.		69	2,069
Kirby Corp. (a)		300	25,035
Knight-Swift Transportation Holdings, Inc.		748	29,553
Korn Ferry		285	19,944
Kratos Defense & Security Solutions, Inc. (a)		758	69,258
L3Harris Technologies, Inc.		888	271,204
Landstar System, Inc.		171	20,958
Legalzoom.com, Inc. (a)		741	7,692
Leidos Holdings, Inc.		634	119,801
Lennox International, Inc.		155	82,051
Leonardo DRS, Inc.		332	15,073
Limbach Holdings, Inc. (a)		29	2,816
Lincoln Electric Holdings, Inc.		266	62,731
Lindsay Corp.		58	8,152
Liquidity Services, Inc. (a)		105	2,880
Loar Holdings, Inc. (a)		322	25,760
Lockheed Martin Corp.		1,120	559,115
Lyft, Inc. - Class A (a)		1,606	35,348
Manitowoc Co., Inc. (a)		268	2,683
ManpowerGroup, Inc.		256	9,702
Marten Transport Ltd.		308	3,283
Masco Corp.		975	68,630
MasTec, Inc. (a)		282	60,012
Masterbrand, Inc. (a)		726	9,561
Matson, Inc.		175	17,253
Maximus, Inc.		236	21,563
McGrath RentCorp		114	13,372
Mercury Systems, Inc. (a)		350	27,090
Middleby Corp. (a)		237	31,504
Miller Industries, Inc.		104	4,204
MillerKnoll, Inc.		460	8,160
Montrose Environmental Group, Inc. (a)		185	5,080
Moog, Inc. - Class A		135	28,035
MRC Global, Inc. (a)		586	8,450
MSA Safety, Inc.		195	33,554
MSC Industrial Direct Co., Inc. - Class A		245	22,574
Mueller Industries, Inc.		503	50,858
Mueller Water Products, Inc. - Class A		721	18,400
MYR Group, Inc. (a)		77	16,018
NANO Nuclear Energy, Inc. (a)(b)		196	7,558
NEXTracker, Inc. - Class A (a)		702	51,941
Nordson Corp.		258	58,553
Norfolk Southern Corp.		1,051	315,731
Northrop Grumman Corp.		686	417,994
NPK International, Inc. (a)		15	170
NuScale Power Corp. (a)		494	17,784
nVent Electric PLC		806	79,504
Old Dominion Freight Line, Inc.		866	121,915
OPENLANE, Inc. (a)		621	17,872
Oshkosh Corp.		312	40,466
Otis Worldwide Corp.		1,874	171,340
Owens Corning		393	55,594
PACCAR, Inc.		2,459	241,769
Parker-Hannifin Corp.		607	460,197
Parsons Corp. (a)		517	42,870
Paychex, Inc.		1,530	193,943
Paycom Software, Inc.		252	52,451
Paylocity Holding Corp. (a)		213	33,924
Pitney Bowes, Inc.		1,050	11,980
Planet Labs PBC (a)		1,070	13,889
Powell Industries, Inc.		33	10,059
Primoris Services Corp.		238	32,685
Proto Labs, Inc. (a)		130	6,504
Quanex Building Products Corp.		112	1,593
Quanta Services, Inc.		690	285,950
QXO, Inc. (a)		2,445	46,602
RB Global, Inc.		903	97,849
RBC Bearings, Inc. (a)		145	56,592
Regal Rexnord Corp.		296	42,458
Republic Services, Inc.		975	223,743
Resideo Technologies, Inc. (a)		758	32,730
Resources Connection, Inc.		200	1,010
REV Group, Inc.		220	12,467
Robert Half, Inc.		493	16,752
Rocket Lab Corp. (a)		2,002	95,916
Rockwell Automation, Inc.		528	184,552
Rollins, Inc.		1,432	84,116
RTX Corp.		6,339	1,060,705
Rush Enterprises, Inc. - Class A		342	18,287
RXO, Inc. (a)		636	9,782
Ryder System, Inc.		207	39,048
Saia, Inc. (a)		135	40,414
Schneider National, Inc. - Class B		218	4,613
Science Applications International Corp.		253	25,141
Sensata Technologies Holding PLC		783	23,921
Shoals Technologies Group, Inc. - Class A (a)		971	7,195
Simpson Manufacturing Co., Inc.		183	30,645
SiteOne Landscape Supply, Inc. (a)		230	29,624
SkyWest, Inc. (a)		217	21,835
Snap-on, Inc.		238	82,474
Southwest Airlines Co.		2,824	90,114
Spirit AeroSystems Holdings, Inc. - Class A (a)		594	22,928
SPX Technologies, Inc. (a)		229	42,773
SS&C Technologies Holdings, Inc.		1,003	89,026
StandardAero, Inc. (a)		1,571	42,873
Standex International Corp.		50	10,595
Stanley Black & Decker, Inc.		753	55,970
Steelcase, Inc. - Class A		551	9,477
Sterling Infrastructure, Inc. (a)		145	49,254
Stratasys Ltd. (a)		380	4,256
Sun Country Airlines Holdings, Inc. (a)		326	3,850
Sunrun, Inc. (a)		1,045	18,068
Surf Air Mobility, Inc. (a)		1,713	7,349
Symbotic, Inc. (a)(b)		224	12,074
Tennant Co.		99	8,025
Terex Corp.		353	18,109
Tetra Tech, Inc.		1,265	42,226
Textron, Inc.		885	74,774
Thermon Group Holdings, Inc. (a)		89	2,378
Timken Co.		302	22,704
Titan International, Inc. (a)		375	2,835
Titan Machinery, Inc. (a)		167	2,796
Toro Co.		515	39,243
Trane Technologies PLC		1,063	448,543
Transcat, Inc. (a)		59	4,319
TransDigm Group, Inc.		261	344,003
TransUnion		882	73,894
Trex Co., Inc. (a)		524	27,075
TriNet Group, Inc.		236	15,786
Trinity Industries, Inc.		359	10,066
TrueBlue, Inc. (a)		55	337
Tutor Perini Corp. (a)		200	13,118
Uber Technologies, Inc. (a)		9,559	936,495
UFP Industries, Inc.		262	24,494
U-Haul Holding Co. (a)		29	1,655
U-Haul Holding Co.		478	24,330
UL Solutions, Inc.		300	21,258
UniFirst Corp.		86	14,378
Union Pacific Corp.		2,894	684,055
United Airlines Holdings, Inc. (a)		1,583	152,759
United Parcel Service, Inc. - Class B		3,547	296,281
United Rentals, Inc.		312	297,854
Upwork, Inc. (a)		481	8,932
V2X, Inc. (a)		108	6,274
Valmont Industries, Inc.		92	35,671
Veralto Corp.		1,137	121,216
Verisk Analytics, Inc.		676	170,021
Verra Mobility Corp. (a)		778	19,217
Vertiv Holdings Co. - Class A		1,781	268,682
Vestis Corp.		703	3,185
Vicor Corp. (a)		89	4,425
VSE Corp.		105	17,455
Wabash National Corp.		195	1,925
Waste Management, Inc.		1,925	425,098
Watsco, Inc.		166	67,114
Watts Water Technologies, Inc. - Class A		128	35,748
Werner Enterprises, Inc.		290	7,633
WESCO International, Inc.		221	46,741
Westinghouse Air Brake Technologies Corp.		821	164,586
Willdan Group, Inc. (a)		64	6,188
WillScot Mobile Mini Holdings Corp.		927	19,569
Woodward, Inc.		273	68,990
Worthington Enterprises, Inc.		191	10,599
WW Grainger, Inc.		216	205,839
Xometry, Inc. - Class A (a)		195	10,622
XPO, Inc. (a)		558	72,133
Xylem, Inc.		1,135	167,412
Zurn Elkay Water Solutions Corp.		730	34,332
			29,381,961

Information Technology - 32.1%(d)
A10 Networks, Inc.		327	5,935
Accenture PLC - Class A		2,972	732,895
ACI Worldwide, Inc. (a)		560	29,551
ACM Research, Inc. - Class A (a)		346	13,539
Adeia, Inc.		458	7,694
Adobe, Inc. (a)		2,067	729,134
ADTRAN Holdings, Inc. (a)		374	3,508
Advanced Energy Industries, Inc.		173	29,434
Advanced Micro Devices, Inc. (a)		7,667	1,240,444
Aehr Test Systems (a)(b)		132	3,975
Agilysys, Inc. (a)		128	13,472
Akamai Technologies, Inc. (a)		745	56,441
Alarm.com Holdings, Inc. (a)		253	13,429
Alkami Technology, Inc. (a)		304	7,551
Allegro MicroSystems, Inc. (a)		616	17,987
Alpha & Omega Semiconductor Ltd. (a)		148	4,138
Ambarella, Inc. (a)		160	13,203
Amdocs Ltd.		551	45,210
Amkor Technology, Inc.		587	16,671
Amphenol Corp. - Class A		5,723	708,221
Amplitude, Inc. - Class A (a)		314	3,366
Analog Devices, Inc.		2,349	577,149
Appfolio, Inc. - Class A (a)		93	25,636
Appian Corp. - Class A (a)		213	6,511
Apple, Inc.		71,425	18,186,948
Applied Digital Corp. (a)		960	22,022
Applied Materials, Inc.		3,862	790,706
Applied Optoelectronics, Inc. (a)		226	5,860
AppLovin Corp. - Class A (a)		1,000	718,540
Arista Networks, Inc. (a)		4,901	714,125
Arlo Technologies, Inc. (a)		613	10,390
Arrow Electronics, Inc. (a)		271	32,791
Asana, Inc. - Class A (a)		399	5,331
ASGN, Inc. (a)		250	11,838
Astera Labs, Inc. (a)		557	109,061
Atlassian Corp. - Class A (a)		771	123,129
Aurora Innovation, Inc. (a)		4,402	23,727
Autodesk, Inc. (a)		1,032	327,835
AvePoint, Inc. (a)		419	6,289
Avnet, Inc.		458	23,944
Axcelis Technologies, Inc. (a)		150	14,646
Badger Meter, Inc.		134	23,930
Bel Fuse, Inc. - Class B		33	4,654
Belden, Inc.		167	20,085
Benchmark Electronics, Inc.		136	5,243
Bentley Systems, Inc. - Class B		649	33,411
BigBear.ai Holdings, Inc. (a)(b)		1,349	8,795
BigCommerce Holdings, Inc. (a)		323	1,612
BILL Holdings, Inc. (a)		502	26,591
Blackbaud, Inc. (a)		200	12,862
BlackLine, Inc. (a)		240	12,744
Blend Labs, Inc. - Class A (a)		3,022	11,030
Box, Inc. - Class A (a)		708	22,847
Braze, Inc. - Class A (a)		253	7,195
Broadcom, Inc.		21,860	7,211,833
C3.ai, Inc. - Class A (a)		589	10,213
Cadence Design Systems, Inc. (a)		1,294	454,530
Calix, Inc. (a)		308	18,902
CCC Intelligent Solutions Holdings, Inc. (a)		1,988	18,111
CDW Corp./DE		637	101,461
CEVA, Inc. (a)		176	4,648
Ciena Corp. (a)		655	95,414
Cipher Mining, Inc. (a)		1,195	15,045
Cirrus Logic, Inc. (a)		224	28,065
Cisco Systems, Inc.		18,943	1,296,080
Cleanspark, Inc. (a)		1,185	17,183
Clear Secure, Inc. - Class A		415	13,853
Clearfield, Inc. (a)		62	2,132
Clearwater Analytics Holdings, Inc. - Class A (a)		1,094	19,714
Cloudflare, Inc. - Class A (a)		1,445	310,083
Cognex Corp.		725	32,843
Cognizant Technology Solutions Corp. - Class A		2,297	154,060
Coherent Corp. (a)		744	80,144
Cohu, Inc. (a)		226	4,595
CommScope Holding Co., Inc. (a)		1,210	18,731
Commvault Systems, Inc. (a)		190	35,868
CompoSecure, Inc. (a)		821	17,093
Confluent, Inc. - Class A (a)		1,199	23,740
Consensus Cloud Solutions, Inc. (a)		108	3,172
Core Scientific, Inc. (a)(b)		1,454	26,085
Corning, Inc.		3,662	300,394
Corsair Gaming, Inc. (a)		381	3,399
Crane NXT Co.		260	17,438
Credo Technology Group Holding Ltd. (a)		668	97,267
Crowdstrike Holdings, Inc. - Class A (a)		1,079	529,120
CTS Corp.		112	4,473
Daktronics, Inc. (a)		321	6,715
Datadog, Inc. - Class A (a)		1,448	206,195
Dell Technologies, Inc. - Class C		1,455	206,275
Diebold Nixdorf, Inc. (a)		188	10,722
Digi International, Inc. (a)		182	6,636
Digimarc Corp. (a)		114	1,114
DigitalOcean Holdings, Inc. (a)		270	9,223
Diodes, Inc. (a)		233	12,398
Docusign, Inc. (a)		981	70,720
Dolby Laboratories, Inc. - Class A		300	21,711
Domo, Inc. - Class B (a)		254	4,023
Dropbox, Inc. - Class A (a)		1,050	31,721
DXC Technology Co. (a)		797	10,863
Dynatrace, Inc. (a)		1,345	65,165
eGain Corp. (a)		150	1,307
Elastic NV (a)		467	39,457
Enphase Energy, Inc. (a)		663	23,464
Entegris, Inc.		753	69,622
EPAM Systems, Inc. (a)		261	39,356
ePlus, Inc.		132	9,373
Evolv Technologies Holdings, Inc. (a)		1,216	9,181
Extreme Networks, Inc. (a)		685	14,145
F5, Inc. (a)		264	85,322
Fabrinet (a)		161	58,704
Fair Isaac Corp. (a)		113	169,108
Fastly, Inc. - Class A (a)		589	5,036
First Solar, Inc. (a)		465	102,546
Five9, Inc. (a)		321	7,768
Flex Ltd. (a)		1,749	101,390
FormFactor, Inc. (a)		429	15,624
Fortinet, Inc. (a)		2,992	251,567
Freshworks, Inc. - Class A (a)		748	8,804
Gartner, Inc. (a)		357	93,845
Gen Digital, Inc.		2,736	77,675
Gitlab, Inc. - Class A (a)		553	24,929
GLOBALFOUNDRIES, Inc. (a)		564	20,214
GoDaddy, Inc. - Class A (a)		685	93,729
Grid Dynamics Holdings, Inc. (a)		258	1,989
Guidewire Software, Inc. (a)		391	89,875
Hackett Group, Inc.		40	760
Harmonic, Inc. (a)		547	5,568
Hewlett Packard Enterprise Co.		6,136	150,700
HP, Inc.		4,548	123,842
HubSpot, Inc. (a)		246	115,079
Hut 8 Corp. (a)		425	14,794
Ichor Holdings Ltd. (a)		183	3,206
Impinj, Inc. (a)		147	26,570
Informatica, Inc. - Class A (a)		940	23,350
Insight Enterprises, Inc. (a)		129	14,630
Intapp, Inc. (a)		328	13,415
Intel Corp.		20,469	686,735
InterDigital, Inc. (b)		121	41,773
International Business Machines Corp.		4,402	1,242,068
Intuit, Inc.		1,303	889,832
IonQ, Inc. (a)		1,194	73,431
IPG Photonics Corp. (a)		131	10,374
Itron, Inc. (a)		213	26,531
Jabil, Inc.		492	106,848
Jamf Holding Corp. (a)		327	3,499
Keysight Technologies, Inc. (a)		803	140,461
Kimball Electronics, Inc. (a)		204	6,091
KLA Corp.		631	680,597
Klaviyo, Inc. - Class A (a)		217	6,009
Knowles Corp. (a)		458	10,676
Kulicke & Soffa Industries, Inc.		303	12,314
Kyndryl Holdings, Inc. (a)		1,009	30,300
Lam Research Corp.		6,081	814,246
Lattice Semiconductor Corp. (a)		660	48,391
Life360, Inc. (a)		316	33,591
Littelfuse, Inc.		119	30,822
LiveRamp Holdings, Inc. (a)		375	10,178
Lumentum Holdings, Inc. (a)		382	62,155
MACOM Technology Solutions Holdings, Inc. (a)		319	39,712
Manhattan Associates, Inc. (a)		273	55,960
MARA Holdings, Inc. (a)(b)		1,667	30,439
Marvell Technology, Inc.		4,122	346,537
MaxLinear, Inc. (a)		475	7,638
Meridianlink, Inc. (a)		187	3,727
Methode Electronics, Inc.		233	1,759
MicroAlgo, Inc. (a)		31	284
Microchip Technology, Inc.		2,499	160,486
Micron Technology, Inc.		5,273	882,278
Microsoft Corp.		34,858	18,054,701
MicroStrategy, Inc. - Class A (a)		1,129	363,775
Mirion Technologies, Inc. (a)		1,187	27,610
Mitek Systems, Inc. (a)		85	830
MKS, Inc.		351	43,443
MongoDB, Inc. (a)		333	103,357
Monolithic Power Systems, Inc.		220	202,541
Motorola Solutions, Inc.		796	364,003
N-able, Inc. (a)		173	1,349
Napco Security Technologies, Inc.		177	7,602
Navitas Semiconductor Corp. (a)		815	5,884
nCino, Inc. (a)		590	15,995
NCR Voyix Corp. (a)		640	8,032
NetApp, Inc.		983	116,446
NETGEAR, Inc. (a)		50	1,620
NetScout Systems, Inc. (a)		295	7,620
NextNav, Inc. (a)		85	1,216
nLight, Inc. (a)		96	2,844
Novanta, Inc. (a)		179	17,927
Nutanix, Inc. - Class A (a)		1,223	90,979
NVIDIA Corp.		111,495	20,802,737
Okta, Inc. (a)		790	72,443
ON Semiconductor Corp. (a)		1,960	96,648
Ondas Holdings, Inc. (a)(b)		1,146	8,847
Onestream, Inc. (a)		313	5,769
Onto Innovation, Inc. (a)		245	31,659
Oracle Corp.		7,819	2,199,016
OSI Systems, Inc. (a)		67	16,699
Ouster, Inc. (a)		258	6,979
PagerDuty, Inc. (a)		430	7,104
Palantir Technologies, Inc. - Class A (a)		10,078	1,838,429
Palo Alto Networks, Inc. (a)		3,108	632,851
PAR Technology Corp. (a)		233	9,222
PC Connection, Inc.		80	4,959
PDF Solutions, Inc. (a)		190	4,906
Pegasystems, Inc.		362	20,815
Penguin Solutions, Inc. (a)		139	3,653
Photronics, Inc. (a)		241	5,531
Plexus Corp. (a)		130	18,810
Porch Group, Inc. (a)		121	2,030
Power Integrations, Inc.		280	11,259
Powerfleet, Inc. NJ (a)		1,185	6,209
Procore Technologies, Inc. (a)		678	49,440
Progress Software Corp.		200	8,786
PROS Holdings, Inc. (a)		262	6,002
PTC, Inc. (a)		569	115,518
Pure Storage, Inc. - Class A (a)		1,477	123,787
Q2 Holdings, Inc. (a)		314	22,730
Qorvo, Inc. (a)		404	36,796
QUALCOMM, Inc.		5,268	876,384
Qualys, Inc. (a)		189	25,010
Quantum Computing, Inc. (a)(b)		707	13,016
Ralliant Corp.		534	23,352
Rambus, Inc. (a)		535	55,747
Rapid7, Inc. (a)		324	6,075
Rigetti Computing, Inc. (a)(b)		1,306	38,906
RingCentral, Inc. - Class A (a)		260	7,368
Riot Platforms, Inc. (a)(b)		1,533	29,173
Rogers Corp. (a)		57	4,586
Roper Technologies, Inc.		515	256,825
Rubrik, Inc. - Class A (a)		488	40,138
Salesforce, Inc.		4,432	1,050,384
Samsara, Inc. - Class A (a)		1,340	49,915
Sanmina Corp. (a)		263	30,274
ScanSource, Inc. (a)		70	3,079
Seagate Technology Holdings PLC		982	231,811
SEMrush Holdings, Inc. - Class A (a)		145	1,027
Semtech Corp. (a)		419	29,938
SentinelOne, Inc. - Class A (a)		1,285	22,629
ServiceNow, Inc. (a)		973	895,432
Silicon Laboratories, Inc. (a)		143	18,752
SiTime Corp. (a)		74	22,297
Skyworks Solutions, Inc.		798	61,430
Snowflake, Inc. - Class A (a)		1,471	331,784
SoundHound AI, Inc. - Class A (a)(b)		1,535	24,683
Sprinklr, Inc. - Class A (a)		487	3,760
Sprout Social, Inc. - Class A (a)		244	3,152
SPS Commerce, Inc. (a)		129	13,434
Super Micro Computer, Inc. (a)		2,440	116,974
Synaptics, Inc. (a)		208	14,215
Synopsys, Inc. (a)		877	432,703
TD SYNNEX Corp.		338	55,348
Teledyne Technologies, Inc. (a)		221	129,515
Tenable Holdings, Inc. (a)		539	15,717
Teradata Corp. (a)		534	11,486
Teradyne, Inc.		718	98,826
Terawulf, Inc. (a)(b)		1,375	15,702
Texas Instruments, Inc.		4,333	796,102
Trimble, Inc. (a)		1,124	91,775
TTM Technologies, Inc. (a)		488	28,109
Twilio, Inc. - Class A (a)		675	67,561
Tyler Technologies, Inc. (a)		201	105,155
Ubiquiti, Inc.		25	16,515
UiPath, Inc. - Class A (a)		2,042	27,322
Ultra Clean Holdings, Inc. (a)		240	6,540
Unity Software, Inc. (a)		1,533	61,381
Universal Display Corp.		221	31,742
Varonis Systems, Inc. (a)		458	26,321
Veeco Instruments, Inc. (a)		337	10,255
Verint Systems, Inc. (a)		375	7,594
VeriSign, Inc.		456	127,484
Vertex, Inc. - Class A (a)		276	6,842
Viasat, Inc. (a)		490	14,357
Viavi Solutions, Inc. (a)		1,328	16,852
Vishay Intertechnology, Inc.		598	9,149
Vontier Corp.		620	26,021
Weave Communications, Inc. (a)		328	2,191
Western Digital Corp.		1,615	193,897
Workday, Inc. - Class A (a)		1,011	243,378
Workiva, Inc. (a)		259	22,295
Xerox Holdings Corp.		573	2,154
Xperi, Inc. (a)		319	2,067
Yext, Inc. (a)		383	3,263
Zebra Technologies Corp. - Class A (a)		235	69,833
Zeta Global Holdings Corp. - Class A (a)		1,049	20,844
Zoom Communications, Inc. - Class A (a)		1,284	105,930
Zscaler, Inc. (a)		464	139,042
			98,604,357

Materials - 2.1%
AdvanSix, Inc.		144	2,791
Air Products and Chemicals, Inc.		1,058	288,538
Albemarle Corp. (b)		597	48,405
Alcoa Corp.		1,259	41,409
Alpha Metallurgical Resources, Inc. (a)		55	9,025
American Vanguard Corp. (a)		244	1,401
AptarGroup, Inc.		314	41,969
Ashland, Inc.		249	11,930
Aspen Aerogels, Inc. (a)		416	2,895
Avery Dennison Corp.		371	60,165
Avient Corp.		483	15,915
Axalta Coating Systems Ltd. (a)		1,074	30,738
Balchem Corp.		171	25,660
Ball Corp.		1,378	69,479
Cabot Corp.		255	19,393
Carpenter Technology Corp.		228	55,983
Celanese Corp.		561	23,607
Century Aluminum Co. (a)		341	10,012
CF Industries Holdings, Inc.		810	72,657
Chemours Co.		824	13,052
Clearwater Paper Corp. (a)		130	2,699
Cleveland-Cliffs, Inc. (a)		2,575	31,415
Coeur Mining, Inc. (a)		3,048	57,180
Commercial Metals Co.		556	31,848
Compass Minerals International, Inc. (a)		222	4,262
Corteva, Inc.		3,294	222,773
CRH PLC		3,184	381,762
Crown Holdings, Inc.		583	56,312
Dow, Inc.		3,350	76,815
DuPont de Nemours, Inc.		1,990	155,021
Eagle Materials, Inc.		169	39,384
Eastman Chemical Co.		583	36,758
Ecolab, Inc.		1,203	329,454
Ecovyst, Inc. (a)		550	4,818
Element Solutions, Inc.		331	8,331
Elevra Lithium Ltd. - ADR (a)		32	768
Ferroglobe Representation & Warranty Insurance Trust (a)(c)		500	0
FMC Corp.		599	20,144
Freeport-McMoRan, Inc.		6,658	261,127
Graphic Packaging Holding Co.		1,499	29,335
Greif, Inc. - Class A		91	5,438
Hawkins, Inc.		94	17,176
HB Fuller Co.		268	15,887
Hecla Mining Co.		3,124	37,800
Huntsman Corp.		909	8,163
Ingevity Corp. (a)		207	11,424
Innospec, Inc.		129	9,954
International Flavors & Fragrances, Inc.		1,247	76,740
International Paper Co.		2,535	117,624
Kaiser Aluminum Corp.		53	4,089
Knife River Corp. (a)		278	21,370
Koppers Holdings, Inc.		156	4,368
Linde PLC		2,217	1,053,075
Louisiana-Pacific Corp.		332	29,495
LSB Industries, Inc. (a)		333	2,624
LyondellBasell Industries NV - Class A		1,272	62,379
Magnera Corp. (a)		159	1,863
Martin Marietta Materials, Inc.		285	179,630
Materion Corp.		93	11,235
Mativ Holdings, Inc.		371	4,196
Metallus, Inc. (a)		104	1,719
Minerals Technologies, Inc.		180	11,182
Mosaic Co.		1,420	49,246
MP Materials Corp. (a)		561	37,626
Myers Industries, Inc.		200	3,388
NewMarket Corp.		42	34,785
Newmont Corp.		5,378	453,419
Nucor Corp.		1,089	147,483
O-I Glass, Inc. (a)		647	8,392
Olin Corp.		601	15,019
Olympic Steel, Inc.		36	1,096
Packaging Corp. of America		415	90,441
Perimeter Solutions, Inc. (a)		692	15,494
PPG Industries, Inc.		1,105	116,147
PureCycle Technologies, Inc. (a)		865	11,375
Quaker Chemical Corp.		74	9,749
Ramaco Resources, Inc. - Class B		6	102
Reliance, Inc.		246	69,084
Royal Gold, Inc.		305	61,177
RPM International, Inc.		620	73,086
Ryerson Holding Corp.		173	3,955
Scotts Miracle-Gro Co.		175	9,966
Sealed Air Corp.		666	23,543
Sensient Technologies Corp.		198	18,582
Sherwin-Williams Co.		1,064	368,421
Silgan Holdings, Inc.		400	17,204
Smurfit WestRock PLC		2,448	104,211
Sonoco Products Co.		473	20,382
Southern Copper Corp.		441	53,570
Steel Dynamics, Inc.		698	97,322
Stepan Co.		97	4,627
SunCoke Energy, Inc.		555	4,529
Sylvamo Corp.		156	6,898
TriMas Corp.		223	8,617
United States Lime & Minerals, Inc.		80	10,524
USA Rare Earth, Inc. (a)		147	2,527
Vulcan Materials Co.		631	194,108
Warrior Met Coal, Inc.		276	17,565
Westlake Corp.		157	12,098
Worthington Steel, Inc.		191	5,804
			6,464,223

Real Estate - 0.2%
CBRE Group, Inc. - Class A (a)		1,399	220,427
Compass, Inc. - Class A (a)		1,781	14,301
CoStar Group, Inc. (a)		1,946	164,184
eXp World Holdings, Inc.		290	3,091
Forestar Group, Inc. (a)		47	1,250
Howard Hughes Holdings, Inc. (a)		236	19,392
Jones Lang LaSalle, Inc. (a)		235	70,096
Kennedy-Wilson Holdings, Inc.		609	5,067
Marcus & Millichap, Inc.		126	3,698
Newmark Group, Inc. - Class A		765	14,267
Opendoor Technologies, Inc. (a)		2,892	23,049
St Joe Co.		268	13,261
Star Holdings (a)		78	642
Tejon Ranch Co. (a)		50	799
Zillow Group, Inc. - Class A (a)		247	18,387
Zillow Group, Inc. - Class C (a)		761	58,635
			630,546

Utilities - 2.3%
AES Corp.		2,470	32,505
ALLETE, Inc.		284	18,858
Alliant Energy Corp.		1,265	85,274
Ameren Corp.		1,314	137,155
American Electric Power Co., Inc.		2,559	287,888
American States Water Co.		220	16,130
American Water Works Co., Inc.		926	128,890
Atmos Energy Corp.		752	128,404
Avista Corp.		333	12,591
Black Hills Corp.		353	21,741
California Water Service Group		289	13,262
CenterPoint Energy, Inc.		3,177	123,268
Chesapeake Utilities Corp.		102	13,738
Clearway Energy, Inc. - Class A		90	2,424
Clearway Energy, Inc. - Class C		471	13,306
CMS Energy Corp.		1,463	107,179
Consolidated Edison, Inc.		1,664	167,265
Constellation Energy Corp.		1,483	488,011
Dominion Energy, Inc.		4,066	248,717
DTE Energy Co.		988	139,733
Duke Energy Corp.		3,668	453,915
Edison International		1,884	104,148
Entergy Corp.		2,068	192,717
Essential Utilities, Inc.		1,320	52,668
Evergy, Inc.		1,059	80,505
Eversource Energy		1,746	124,210
Exelon Corp.		4,862	218,839
FirstEnergy Corp.		2,743	125,684
H2O America		180	8,766
Hawaiian Electric Industries, Inc. (a)		566	6,249
IDACORP, Inc.		268	35,416
MDU Resources Group, Inc.		900	16,029
MGE Energy, Inc.		151	12,711
Middlesex Water Co.		66	3,572
National Fuel Gas Co.		454	41,936
New Jersey Resources Corp.		429	20,656
NextEra Energy, Inc.		9,807	740,330
NiSource, Inc.		2,249	97,382
Northwest Natural Holding Co.		223	10,019
Northwestern Energy Group, Inc.		330	19,341
NRG Energy, Inc.		926	149,966
OGE Energy Corp.		900	41,643
Oklo, Inc. (a)		486	54,252
ONE Gas, Inc.		287	23,230
Ormat Technologies, Inc.		300	28,875
Otter Tail Corp.		196	16,066
PG&E Corp.		9,057	136,580
Pinnacle West Capital Corp.		577	51,734
Portland General Electric Co.		500	22,000
PPL Corp.		3,529	131,138
Public Service Enterprise Group, Inc.		2,383	198,885
Sempra		3,111	279,928
Southern Co.		5,195	492,330
Southwest Gas Holdings, Inc.		325	25,460
Spire, Inc.		291	23,722
Talen Energy Corp. (a)		213	90,606
TXNM Energy, Inc.		480	27,144
UGI Corp.		939	31,231
Unitil Corp.		106	5,073
Vistra Corp.		1,588	311,121
WEC Energy Group, Inc.		1,479	169,479
Xcel Energy, Inc.		2,718	219,207
York Water Co.		128	3,894
			7,084,996
TOTAL COMMON STOCKS (Cost $54,555,769)			297,740,978

REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.2%		Shares	Value
Financials - 0.1%
AGNC Investment Corp. (b)		5,074	49,674
Annaly Capital Management, Inc.		2,914	58,892
Apollo Commercial Real Estate Finance, Inc.		709	7,182
Arbor Realty Trust, Inc. (b)		831	10,146
ARMOUR Residential REIT, Inc. (b)		309	4,616
Blackstone Mortgage Trust, Inc. - Class A		829	15,262
BrightSpire Capital, Inc.		637	3,459
Chimera Investment Corp.		392	5,182
Dynex Capital, Inc.		405	4,977
Franklin BSP Realty Trust, Inc.		422	4,583
HA Sustainable Infrastructure Capital, Inc.		550	16,885
Invesco Mortgage Capital, Inc.		242	1,830
KKR Real Estate Finance Trust, Inc.		295	2,655
Ladder Capital Corp.		559	6,099
MFA Financial, Inc.		505	4,641
New York Mortgage Trust, Inc.		627	4,370
Orchid Island Capital, Inc.		79	554
PennyMac Mortgage Investment Trust		450	5,517
Ready Capital Corp. (b)		1,095	4,238
Redwood Trust, Inc.		692	4,007
Rithm Capital Corp.		2,404	27,382
Starwood Property Trust, Inc.		1,518	29,404
TPG RE Finance Trust, Inc.		306	2,619
Two Harbors Investment Corp.		282	2,783
			276,957

Industrials - 0.0%(e)
CoreCivic, Inc. (a)		374	7,611
GEO Group, Inc. (a)		632	12,950
			20,561

Real Estate - 2.1%
Acadia Realty Trust		558	11,244
Agree Realty Corp.		525	37,296
Alexander & Baldwin, Inc.		248	4,511
Alexandria Real Estate Equities, Inc.		842	70,172
American Assets Trust, Inc.		228	4,633
American Healthcare REIT, Inc.		742	31,171
American Homes 4 Rent - Class A		1,662	55,261
American Tower Corp.		2,210	425,027
Americold Realty Trust, Inc.		1,314	16,083
Apartment Investment and Management Co. - Class A		826	6,550
Apple Hospitality REIT, Inc.		981	11,782
Armada Hoffler Properties, Inc.		467	3,274
AvalonBay Communities, Inc.		685	132,321
Brandywine Realty Trust		646	2,694
Brixmor Property Group, Inc.		1,345	37,230
Broadstone Net Lease, Inc.		915	16,351
BXP, Inc.		785	58,357
Camden Property Trust		516	55,098
CareTrust REIT, Inc.		885	30,692
CBL & Associates Properties, Inc.		204	6,238
Centerspace		64	3,770
Chatham Lodging Trust		425	2,852
Community Healthcare Trust, Inc.		154	2,356
COPT Defense Properties		501	14,559
Cousins Properties, Inc.		839	24,281
Crown Castle, Inc.		2,075	200,217
CubeSmart		1,094	44,482
Curbline Properties Corp.		404	9,009
DiamondRock Hospitality Co.		1,103	8,780
Digital Realty Trust, Inc.		1,619	279,893
Diversified Healthcare Trust		1,690	7,453
Douglas Emmett, Inc.		854	13,297
Easterly Government Properties, Inc.		250	5,733
EastGroup Properties, Inc.		266	45,023
Elme Communities		425	7,166
Empire State Realty Trust, Inc. - Class A		745	5,707
EPR Properties		296	17,171
Equinix, Inc.		411	321,912
Equity LifeStyle Properties, Inc.		896	54,387
Equity Residential		1,780	115,219
Essential Properties Realty Trust, Inc.		830	24,701
Essex Property Trust, Inc.		299	80,030
Extra Space Storage, Inc.		1,013	142,772
Farmland Partners, Inc.		384	4,178
Federal Realty Investment Trust		414	41,942
First Industrial Realty Trust, Inc.		645	33,198
Four Corners Property Trust, Inc.		497	12,127
Gaming and Leisure Properties, Inc.		1,308	60,966
Getty Realty Corp.		219	5,876
Gladstone Commercial Corp.		312	3,844
Gladstone Land Corp.		269	2,464
Global Medical REIT, Inc.		116	3,917
Global Net Lease, Inc.		842	6,845
Healthcare Realty Trust, Inc.		1,656	29,858
Healthpeak Properties, Inc.		3,510	67,217
Highwoods Properties, Inc.		510	16,228
Host Hotels & Resorts, Inc.		3,361	57,204
Independence Realty Trust, Inc.		942	15,439
Innovative Industrial Properties, Inc.		150	8,037
InvenTrust Properties Corp.		272	7,785
Invitation Homes, Inc.		2,893	84,852
Iron Mountain, Inc.		1,421	144,857
JBG SMITH Properties		497	11,058
Kilroy Realty Corp. (b)		620	26,195
Kimco Realty Corp.		3,306	72,236
Kite Realty Group Trust		1,127	25,132
Lamar Advertising Co. - Class A		422	51,661
Lineage, Inc.		321	12,403
LTC Properties, Inc.		251	9,252
LXP Industrial Trust		1,665	14,918
Macerich Co.		1,161	21,130
Medical Properties Trust, Inc. (b)		2,958	14,997
Mid-America Apartment Communities, Inc.		539	75,314
National Health Investors, Inc.		228	18,126
National Storage Affiliates Trust		434	13,115
NET Lease Office Properties		74	2,195
NETSTREIT Corp.		318	5,743
NexPoint Residential Trust, Inc.		152	4,897
NNN REIT, Inc.		936	39,846
Omega Healthcare Investors, Inc.		1,407	59,404
Outfront Media, Inc. (a)		718	13,154
Paramount Group, Inc. (a)		1,239	8,103
Park Hotels & Resorts, Inc.		982	10,881
Peakstone Realty Trust		296	3,884
Pebblebrook Hotel Trust		664	7,563
Phillips Edison & Co., Inc.		626	21,491
Piedmont Realty Trust, Inc. - Class A		597	5,373
Plymouth Industrial REIT, Inc.		286	6,386
PotlatchDeltic Corp.		420	17,115
Prologis, Inc.		4,159	476,289
Public Storage		758	218,948
Rayonier, Inc.		811	21,524
Realty Income Corp.		4,212	256,047
Regency Centers Corp.		845	61,601
Rexford Industrial Realty, Inc.		1,095	45,015
RLJ Lodging Trust		855	6,156
Ryman Hospitality Properties, Inc.		287	25,712
Sabra Health Care REIT, Inc.		1,058	19,721
Safehold, Inc.		300	4,647
Saul Centers, Inc.		18	574
SBA Communications Corp.		512	98,995
Sila Realty Trust, Inc.		300	7,530
Simon Property Group, Inc.		1,558	292,390
SITE Centers Corp.		202	1,820
SL Green Realty Corp.		357	21,352
STAG Industrial, Inc.		961	33,914
Summit Hotel Properties, Inc.		268	1,471
Sun Communities, Inc.		614	79,206
Sunstone Hotel Investors, Inc.		940	8,808
Tanger, Inc.		583	19,729
Terreno Realty Corp.		509	28,886
UDR, Inc.		1,607	59,877
UMH Properties, Inc.		256	3,802
Universal Health Realty Income Trust		117	4,583
Urban Edge Properties		694	14,206
Ventas, Inc.		2,116	148,099
Veris Residential, Inc.		312	4,742
VICI Properties, Inc.		4,991	162,757
Vornado Realty Trust		895	36,274
Welltower, Inc.		3,049	543,149
Weyerhaeuser Co.		3,409	84,509
WP Carey, Inc.		1,041	70,340
Xenia Hotels & Resorts, Inc.		560	7,683
			6,495,517
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $3,179,524)			6,793,035

CLOSED-END FUNDS - 0.0%(e)		Shares	Value
Ellington Credit Co.		99	540
TOTAL CLOSED-END FUNDS (Cost $701)			540

RIGHTS - 0.0%(e)		Shares	Value
ABIOMED, Inc., Expires , Exercise Price $0.00 (a)(c)		239	0
Bristol-Myers Squibb Co., Expires 01/23/2031, Exercise Price $12.00 (a)(c)		277	0
Concentra Biosciences LLC, Expires 09/02/2026, Exercise Price $1.00 (a)(c)		258	0
Eli Lilly & Co., Expires 07/29/2026, Exercise Price $3.00 (a)(c)		193	0
Sanofi SA, Expires 07/21/2026, Exercise Price $6.00 (a)(c)		320	0
Supernus Pharmaceuticals, Inc., Expires 08/01/2026, Exercise Price $3.50 (a)(c)		300	0
SYCAMORE PARTNERS LLC -RIGHT, Expires 08/28/2026, Exercise Price $3.00 (a)(c)		3,650	0
Zimmer Biomet Holdings, Inc., Expires 04/21/2026, Exercise Price $1.00 (a)(c)		316	0
TOTAL RIGHTS (Cost $0)			0

ESCROW NOTES - 0.0%(e)		Shares	Value
GCI LIBERTY INC SR ESCROW (f)		411	0
SPIRIT MTA REIT - ESCROW (f)		300	0
TOTAL ESCROW NOTES (Cost $2,322)			0

TOTAL INVESTMENTS - 99.0% (Cost $57,738,316)			304,534,553
Money Market Deposit Account - 1.4% (g)(h)			4,439,486
Liabilities in Excess of Other Assets - (0.4)%			(1,379,868)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$307,594,171

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AMBAC - American Municipal Bond Assurance Corporation
LLC - Limited Liability Company
MTA - Monthly Treasury Average NV - Naamloze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $1,340,350.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2025.

(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.99%.

(h)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of September 30, 2025 is $1,391,967 which represented 0.5% of net assets.

FT Wilshire 5000 IndexSM Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$297,740,978	$–	$0 (a	)	$297,740,978
Real Estate Investment Trusts - Common	6,793,035	–	–		6,793,035
Closed-End Funds	540	–	–		540
Rights	–	–	0 (a	)	0
Escrow Notes	–	–	0 (a	)	0
Total Investments	$304,534,553	$–	$0		$304,534,553

(a) Includes securities that have been fair valued at $0. Refer to the Schedule of Investments for further disaggregation of investment categories.